UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1. Reports to Stockholders.

UNDERSTANDING THIS REPORT

This report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six months ended June 30, 2010. The report contains three main sections:

•	The account performance section compares the account’s return with the return of its benchmark index.
•

The summary portfolio of investments lists the industries and types of securities in which the account had investments as of June 30, 2010. It also lists the account’s largest individual holdings and any holding that made up more than one percent of the account’s net assets on that date.

•	The financial statements provide detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

CONTENTS

Information for contractowners	1	Financial statements
Important information about expenses	2	Statement of assets and liabilities Statement of operations Statement of changes in net assets Financial highlights Notes to financial statements	11 12 13 14 15
About the account’s benchmark	3
Account performance
Stock Index Account	4

Summary portfolio of investments	6	Management committee approval of investment management agreement	20

		How to reach us	Inside back cover

INFORMATION FOR CONTRACTOWNERS

Portfolio holdings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of the account in its annual and semiannual reports instead of providing complete portfolio listings. The account also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of TIAA Separate Account VA-1’s portfolio holdings (called “TIAA Separate Account VA-1 Schedule of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2776 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings in the separate account’s investment portfolio, the Stock Index Account, as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1   ■   2010 Semiannual Report    1

IMPORTANT INFORMATION ABOUT EXPENSES

As a TIAA Separate Account VA-1 contractowner, you incur only one of two potential types of costs.

•	You do not incur transaction costs, including sales charges (loads) on purchases. There are also no redemption fees or exchange fees.
•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on the next page is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the account. The example is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The example assumes $1,000 was invested on January 1, 2010, and held for six months until June 30, 2010.

Actual expenses

The first line in the table on page 3 uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table on page 3 shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2 2010 Semiannual Report ■ TIAA Separate Account VA-1

EXPENSE EXAMPLE

Six months ended June 30, 2010

Stock Index Account	Starting account value (1/1/10)	Ending account value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)
Actual return	$1,000.00	$ 936.61	$3.60
5% annual hypothetical return	1,000.00	1,021.08	3.76

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

ABOUT THE ACCOUNT’S BENCHMARK

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index. The index’s return does not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

TIAA Separate Account VA-1   ■   2010 Semiannual Report    3

STOCK INDEX ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The Stock Index Account returned –6.34% for the period, compared with the -6.05% return of its benchmark, the Russell 3000® Index. For the year ended June 30, 2010, the account returned 14.94%, versus 15.72% for the index.

For the six-month period, the account’s return trailed that of its benchmark, partly because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

Stocks retreat on economic worries

After returning 28.34% in 2009—their best calendar-year performance since 2003—U.S. stocks posted robust gains during the first four months of 2010, with the Russell 3000 Index up an additional 8.23%. However, a sharp sell-off in May and June caused stocks to finish the first half of the year in negative territory. The spreading debt crisis in Europe, plus evidence of slowing growth in the United States, raised fears about a slowdown in the world economy.

During the six-month period, value stocks held up better than their growth counterparts, returning –4.83% versus

–7.25%. Small-cap shares fell 1.95%, outperforming mid and large caps, which dropped 2.06%and 6.40%, respectively. (Returns by investment style and market capitalization are based on the Russell indexes.)

Losses vary across industry sectors

All nine industry sectors of the Russell 3000 Index posted declines for the first half of 2010, but losses varied sharply. The primary drag on the benchmark’s return was a 9.5% loss in the technology sector. Tech stocks were the benchmark’s largest sector, making up about one-sixth of its total market capitalization as of June 30, 2010. Two other large sectors, energy and health care, had losses of 12.1% and 7.2%, respectively.

Declines were smaller, however, among producer durables (down 1.5%) and consumer discretionary stocks (down 2.0%).

Four of the benchmark’s five largest stocks decline

Of the five largest stocks in the Russell 3000, only Apple posted a gain, helped by better-than-expected earnings and investor enthusiasm for the company’s latest products. Its stock returned 18.9%. The other four stocks declined as follows, in descending order of market capitalization at period-end: Exxon Mobil, –15.9%; Microsoft, –25.0%; Procter & Gamble, –0.8%; and Johnson & Johnson, –7.5%.

4 2010 Semiannual Report ■ TIAA Separate Account VA-1

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return
	6 months	1 year	5 years	10 years
Stock Index Account (inception: 11/1/1994)	–6.34%	14.94%	–1.06%	–1.42%
Russell 3000 Index	–6.05	15.72	–0.48	–0.92

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without any such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010
Over $15 billion	60.5
$4 billion–$15 billion	20.9
Under $4 billion	18.6

Total	100.0

TIAA Separate Account VA-1   ■   2010 Semiannual Report    5

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

STOCK INDEX ACCOUNT  ■  JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$45	0.0%

AGRICULTURAL PRODUCTION-LIVESTOCK			75	0.0

AGRICULTURAL SERVICES			133	0.0

AMUSEMENT AND RECREATION SERVICES
103,440		Walt Disney Co	3,258	0.5
		Other	900	0.1

			4,158	0.6

APPAREL AND ACCESSORY STORES			4,874	0.8

APPAREL AND OTHER TEXTILE PRODUCTS			2,573	0.4

AUTO REPAIR, SERVICES AND PARKING			424	0.1

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,414	0.2

BUILDING MATERIALS AND GARDEN SUPPLIES
89,513		Home Depot, Inc	2,513	0.4
		Other	1,939	0.3

			4,452	0.7

BUSINESS SERVICES
12,916	*	Google, Inc (Class A)	5,747	0.9
404,925		Microsoft Corp	9,317	1.5
201,396		Oracle Corp	4,322	0.7
		Other	25,375	4.1

			44,761	7.2

CHEMICALS AND ALLIED PRODUCTS
81,601		Abbott Laboratories	3,817	0.6
50,641	*	Amgen, Inc	2,664	0.4
90,898		Bristol-Myers Squibb Co	2,267	0.4
25,929		Colgate-Palmolive Co	2,042	0.3
145,798		Johnson & Johnson	8,611	1.4
164,850		Merck & Co, Inc	5,765	0.9
426,393		Pfizer, Inc	6,080	1.0
152,239		Procter & Gamble Co	9,131	1.5
		Other	26,538	4.3

			66,915	10.8

COAL MINING			1,576	0.3

COMMUNICATIONS
312,370		AT&T, Inc	7,556	1.2
148,722		Comcast Corp (Class A)	2,583	0.4
149,424		Verizon Communications, Inc	4,187	0.7
		Other	10,892	1.8

			25,218	4.1

6	2010 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX ACCOUNT  ■  JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

DEPOSITORY INSTITUTIONS
530,390		Bank of America Corp	$7,622	1.2%
1,117,143	*	Citigroup, Inc	4,200	0.7
210,333		JPMorgan Chase & Co	7,700	1.2
101,338		US Bancorp	2,265	0.4
257,248		Wells Fargo & Co	6,586	1.1
		Other	16,002	2.6

			44,375	7.2

EATING AND DRINKING PLACES
56,872		McDonald’s Corp	3,746	0.6
		Other	3,375	0.5

			7,121	1.1

EDUCATIONAL SERVICES			1,112	0.2

ELECTRIC, GAS, AND SANITARY SERVICES			25,995	4.2

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
48,103	*	Apple Computer, Inc	12,099	2.0
301,904	*	Cisco Systems, Inc	6,434	1.0
123,976		Hewlett-Packard Co	5,366	0.9
294,120		Intel Corp	5,721	0.9
86,712		Qualcomm, Inc	2,848	0.5
		Other	19,657	3.1

			52,125	8.4

ENGINEERING AND MANAGEMENT SERVICES			5,412	0.9

FABRICATED METAL PRODUCTS			3,680	0.6

FOOD AND KINDRED PRODUCTS
111,346		Coca-Cola Co	5,581	0.9
84,803		Kraft Foods, Inc (Class A)	2,375	0.4
85,257		PepsiCo, Inc	5,196	0.8
		Other	10,602	1.7

			23,754	3.8

FOOD STORES			1,751	0.3

FORESTRY			580	0.1

FURNITURE AND FIXTURES			963	0.2

FURNITURE AND HOME FURNISHINGS STORES			1,051	0.2

GENERAL BUILDING CONTRACTORS			1,043	0.2

GENERAL MERCHANDISE STORES
107,872		Wal-Mart Stores, Inc	5,185	0.8
		Other	4,908	0.8

			10,093	1.6

HEALTH SERVICES			7,878	1.3

HEAVY CONSTRUCTION, EXCEPT BUILDING			164	0.0

See notes to financial statements	TIAA Separate Account VA-1 ■ 2010 Semiannual Report	7

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX ACCOUNT  ■  JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES
91,429	*	Berkshire Hathaway, Inc (Class B)	$7,286	1.2%
126,000		iShares Russell 3000 Index Fund	7,696	1.2
		Other	15,421	2.5

			30,403	4.9

HOTELS AND OTHER LODGING PLACES			2,222	0.4

INDUSTRIAL MACHINERY AND EQUIPMENT
37,696		3M Co	2,978	0.5
565,364		General Electric Co	8,153	1.3
67,789		International Business Machines Corp	8,371	1.4
		Other	23,107	3.7

			42,609	6.9

INSTRUMENTS AND RELATED PRODUCTS
58,235		Medtronic, Inc	2,112	0.3
		Other	19,752	3.2

			21,864	3.5

INSURANCE AGENTS, BROKERS AND SERVICE			2,287	0.4

INSURANCE CARRIERS			21,631	3.5

JUSTICE, PUBLIC ORDER AND SAFETY			169	0.0

LEATHER AND LEATHER PRODUCTS			877	0.1

LEGAL SERVICES			127	0.0

LOCAL AND INTERURBAN PASSENGER TRANSIT			82	0.0

LUMBER AND WOOD PRODUCTS			112	0.0

METAL MINING			4,135	0.7

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,030	0.2

MISCELLANEOUS RETAIL
71,948		CVS Corp	2,110	0.3
		Other	7,215	1.2

			9,325	1.5

MOTION PICTURES			5,558	0.9

NONDEPOSITORY INSTITUTIONS
55,387		American Express Co	2,199	0.4
		Other	3,267	0.5

			5,466	0.9

NONMETALLIC MINERALS, EXCEPT FUELS			461	0.1

OIL AND GAS EXTRACTION
42,933		Occidental Petroleum Corp	3,312	0.5
63,056		Schlumberger Ltd	3,489	0.6
		Other	19,028	3.1

			25,829	4.2

PAPER AND ALLIED PRODUCTS			3,118	0.5

PERSONAL SERVICES			835	0.1

8	2010 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX ACCOUNT  ■  JUNE 30, 2010

Shares	Company		Value (000)	% of net assets

PETROLEUM AND COAL PRODUCTS
106,181	Chevron Corp		$7,205	1.2%
78,683	ConocoPhillips		3,862	0.6
270,002	Exxon Mobil Corp		15,409	2.5
	Other		3,776	0.6

			30,252	4.9

PIPELINES, EXCEPT NATURAL GAS			697	0.1

PRIMARY METAL INDUSTRIES			3,825	0.6

PRINTING AND PUBLISHING			2,780	0.4

RAILROAD TRANSPORTATION			4,211	0.7

REAL ESTATE			713	0.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			1,093	0.2

SECURITY AND COMMODITY BROKERS
27,211	Goldman Sachs Group, Inc		3,572	0.6
	Other		9,325	1.5

			12,897	2.1

SOCIAL SERVICES			27	0.0

SPECIAL TRADE CONTRACTORS			586	0.1

STONE, CLAY, AND GLASS PRODUCTS			2,316	0.4

TEXTILE MILL PRODUCTS			216	0.0

TOBACCO PRODUCTS
110,080	Altria Group, Inc		2,206	0.4
97,902	Philip Morris International, Inc		4,488	0.7
	Other		977	0.1

			7,671	1.2

TRANSPORTATION BY AIR			1,984	0.3

TRANSPORTATION EQUIPMENT
40,124	Boeing Co		2,518	0.4
48,443	United Technologies Corp		3,145	0.5
	Other		10,029	1.6

			15,692	2.5

TRANSPORTATION SERVICES			2,317	0.4

TRUCKING AND WAREHOUSING
37,748	United Parcel Service, Inc (Class B)		2,147	0.4
	Other		628	0.0

			2,775	0.4

WATER TRANSPORTATION			1,542	0.2

WHOLESALE TRADE-DURABLE GOODS			2,314	0.4

WHOLESALE TRADE-NONDURABLE GOODS			3,751	0.6

	TOTAL COMMON STOCKS	(Cost $567,065)	619,514	99.9

See notes to financial statements	TIAA Separate Account VA-1 ■ 2010 Semiannual Report	9

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

STOCK INDEX ACCOUNT  ■  JUNE 30, 2010

Shares	Company		Value (000)		% of net assets

RIGHTS/WARRANTS
OIL AND GAS EXTRACTION			$0	^	0.0%

	TOTAL RIGHTS/WARRANTS	(Cost $0^ )	0	^	0.0

	TOTAL PORTFOLIO	(Cost $567,065)	619,514		99.9
	OTHER ASSETS & LIABILITIES, NET		834		0.1

	NET ASSETS		$620,348		100.0%

*	Non-income producing.
^	Amount represents less than $1,000.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary Portfolio of Investments. Note that the account uses more specific industry categories in following its investment limitations in industry concentrations.

10	2010 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  JUNE 30, 2010

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*	$619,514
Receivable from securities transactions	1,426
Dividends receivable	811
Other	23
Total assets	621,774

LIABILITIES
Due to affiliates	188
Overdraft payable	1,215
Other	23
Total liabilities	1,426

NET ASSETS
Accumulation Fund	$620,348

Accumulation units outstanding	8,695

Accumulation unit value	$71.34

*PortfolioInvestments, at cost	$567,065

See notes to financial statements	TIAA Separate Account VA-1 ■ 2010 Semiannual Report	11

STATEMENT OF OPERATIONS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE PERIOD ENDED JUNE 30, 2010

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends	$6,286
Total income	6,286

EXPENSES
Administrative	681
Investment advisory	1,022
Mortality and expense risk charges	1,363
Total expenses	3,066
Less: Expenses waived by investment advisor	(511)
Net expenses	2,555

Net investment income (loss)	3,731

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on:
Portfolio investments	8,956
Futures transactions	(38)
Net realized gain (loss) on total investments	8,918
Net change in unrealized appreciation (depreciation) on:
Portfolio investments	(54,291)
Net realized and unrealized gain (loss) on total investments	(45,373)
Net increase (decrease) in net assets resulting from operations	$(41,642)

12	2010 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE PERIOD OR YEAR ENDED

	Stock Index Account
(amounts in thousands)	June 30, 2010	December 31, 2009
	(unaudited)

OPERATIONS
Net investment income (loss)	$3,731	$8,748
Net realized gain (loss) on total investments	8,918	(15,160)
Net change in unrealized appreciation (depreciation) on total investments	(54,291)	152,027
Net increase (decrease) in net assets resulting from operations	(41,642)	145,615

FROM CONTRACTOWNER TRANSACTIONS
Premiums	5,924	10,716
Net transfers from (to) TIAA	(6,232)	(14,230)
Withdrawals and death benefits	(17,261)	(29,480)
Net increase (decrease) in net assets resulting from contractowner transactions	(17,569)	(32,994)

Net increase (decrease) in net assets	(59,211)	112,621

NET ASSETS
Beginning of period	679,559	566,938
End of period	$620,348	$679,559

ACCUMULATION UNITS
Units purchased	76	164
Units sold/transferred	(302)	(731)

OUTSTANDING
Beginning of period	8,921	9,488
End of period	8,695	8,921

See notes to financial statements	TIAA Separate Account VA-1 ■ 2010 Semiannual Report	13

FINANCIAL HIGHLIGHTS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE PERIOD OR YEAR ENDED

	Stock Index Account
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income(a)	$0.712		$1.413	$1.758	$1.750	$1.568	$1.378
Expenses(a)	0.289		0.452	0.484	0.575	0.584	0.519
Net investment income(a)	0.423		0.961	1.274	1.175	0.984	0.859
Net realized and unrealized gain (loss) on total investments	(5.250)		15.456	(37.166)	2.979	10.909	3.222
Net change in accumulation unit value	(4.827)		16.417	(35.892)	4.154	11.893	4.081

Accumulation Unit Value:
Beginning of period	76.171		59.754	95.646	91.492	79.599	75.518
End of period	$71.344		$76.171	$59.754	$95.646	$91.492	$79.599

TOTAL RETURN*	(6.34%	)(b)	27.48%	(37.53% )	4.54%	14.94%	5.40%

RATIOS TO AVERAGE NET ASSETS
Ratio of expense to average net assets before expense waiver	0.90%	(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expense to average net assets after expense waiver	0.75%	(c)	0.71%	0.67%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets	1.10%	(c)	1.50%	1.58%	1.19%	1.13%	1.12%

SUPPLEMENTAL DATA
Portfolio turnover rate	7%	(b)	6%	7%	6%	7%	6%
Accumulation units outstanding at the end period†	8,695		8,921	9,488	10,345	10,882	11,598
Net assets at the end of period†	$620,348		$679,559	$566,938	$989,292	$996,044	$923,201

*	Based on per accumulation unit data.

†	Thousands.

(a)	Based upon average accumulation units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

14	2010 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Cash: The Account holds cash with the custodian. The Account is charged a fee for overdrafts.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made

TIAA Separate Account VA-1 ■ 2010 Semiannual Report	15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Account’s tax positions taken for all open federal income tax years (2005–2009) and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management committee (“Managers”) compensation: The Managers of the Account, all of whom are independent, receive certain remuneration for their services, plus travel and other expenses incurred in attending Committee meetings. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Managers participate in a long-term compensation plan. Amounts deferred are retained by the Account. The investment of deferred amounts and the offsetting payable to the Managers are included in the accompanying Statement of Assets and Liabilities.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

16	2010 Semiannual Report ■ TIAA Separate Account VA-1

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Managers. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock—Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Managers. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities—Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

TIAA Separate Account VA-1 ■ 2010 Semiannual Report	17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Short-term investments—Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies—These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts—Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Managers. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. As of June 30, 2010, there were no significant transfers between levels by the Account.

As of June 30, 2010, 100% of the investments in the Account were valued based on Level 1 inputs.

Please see the Summary Portfolio of Investments for a detailed breakout by industry.

Note 3—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1, pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”) and, in some instances, by TIAA-CREF Individual & Institutional Services, LLC (“Services”). TPIS and Services are wholly owned subsidiaries of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio should never exceed 1.50% per year.

18	2010 Semiannual Report ■ TIAA Separate Account VA-1

concluded

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Managers, pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Note 4—investments

At June 30, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $52,449,437 consisting of gross unrealized appreciation of $172,805,819 and gross unrealized depreciation of $(120,356,382).

For the Account, realized gain (loss) and change in unrealized appreciation (depreciation) on futures transactions is reported separately on the Statement of Operations.

During the period ended June 30, 2010, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

Purchases and sales of portfolio securities, excluding short-term instruments, for the six months ended June 30, 2010, were $49,626,286 and $63,772,558, respectively.

Note 5—line of credit

The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing account at a specified rate of interest. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. Prior to June 29, 2010, the unsecured revolving credit facility was $750 million. For the period ended June 30, 2010, there were no borrowings under this credit facility by the Account.

Note 6—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements through increased transparency. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the new disclosure requirements and has determined that the new requirements will not have a material impact on the Account’s financial statements.

TIAA Separate Account VA-1 ■ 2010 Semiannual Report	19

MANAGEMENT COMMITTEE APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

Among its other duties, the Management Committee (the “Committee”) of the TIAA Separate Account VA-1 is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Separate Account. Under the Agreement, TAI is responsible for providing investment advisory services to the Separate Account.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement will remain in effect only if the Committee, including a majority of those Committee members who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act (“Members”), annually renews that Agreement. All of the Members are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Committee held a meeting on March 31, 2010, at which it considered the annual renewal of the Agreement using its previously-established process. As part of this process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee works with management and legal counsel to the Members to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Members in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2010 Committee meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Members, legal counsel to the Members and legal counsel to management and the Separate Account, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Members by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Committee, Lipper produced, among other information, extensive performance and expense comparison data regarding the Separate Account, including data relating to the Separate Account’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable investment products with similar

20	2010 Semiannual Report ■ TIAA Separate Account VA-1

continued

investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. In considering Lipper’s data, the Committee noted that the data on similar funds that underlie variable insurance products was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the economic downturn and subsequent recovery.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Members in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to the Separate Account pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Members could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Committee meeting held on March 31, 2010, legal counsel for the Members requested on behalf of the Committee, and TAI provided, extensive information that was designed to assist the Committee in its consideration of whether to renew the Agreement. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of the Separate Account relative to its applicable benchmark index and peer group of mutual funds that underlie variable insurance products, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Separate Account aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Separate Account;

TIAA Separate Account VA-1 ■ 2010 Semiannual Report	21

MANAGEMENT COMMITTEE APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

(6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Separate Account and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Members); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement.

In considering whether to renew the Agreement, the Committee, with assistance from its Operations Committee, reviewed various factors, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Separate Account; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Separate Account investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Separate Account. As a general matter, the Committee viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement, the Committee took into account the information described above, other information provided to the Committee in connection with this process, and relevant information provided to the Committee and to its Committees on an ongoing basis in connection with the Committee’s general oversight duties with respect to the Separate Account. In addition, the Committee received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to renew the Agreement, each Member may have accorded different weight to different factors and, thus, each Member may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 31, 2010, the Committee voted unanimously to renew the Agreement. Set forth below are the general factors the Committee considered for the Separate Account, followed by an outline of the specific factors the Committee considered.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Committee considered that TAI is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and the TIAA-CREF Life Funds. Under the Agreement, TAI is responsible for, among other duties: managing the

22	2010 Semiannual Report ■ TIAA Separate Account VA-1

continued

assets of the Separate Account, including conducting research, recommending investments and placing orders to buy and sell securities for the Account’s investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Account to the Committee on a regular basis. The Committee considered that TAI has carried out these responsibilities in a competent and professional manner.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In the course of its review of the quality of TAI’s services, the Committee examined the investment performance of the Separate Account and concluded that it was within an acceptable range when compared with its benchmark and/or its peer group of mutual funds that underlie variable insurance products, considering that the Separate Account also bears mortality and expense risk charges in connection with providing annuity features.

In addition, the Committee considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Committee considered the investment performance of the Separate Account, as applicable, over one-, two-, three-, four-, five- and ten-year periods. The Committee considered the Separate Account’s performance as compared to its peer group and benchmark index. The Committee also reviewed the performance of the Separate Account before any reductions for fees or expenses as compared to its benchmark index. In this regard, the Committee considered that most financial markets had experienced nearly unprecedented volatility during recent years that had adversely impacted the performance of the Separate Account. Despite these circumstances, the performance of the Separate Account generally compared favorably to its benchmark (after considering the effect of expenses incurred to operate the Separate Account). (For additional detail regarding the Separate Account’s performance, see the synopsis below.) Thus, the Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was within an acceptable range.

COST AND PROFITABILITY

The Committee considered financial and profitability data relating to TAI for the calendar year 2009 with respect to the Separate Account. The Committee considered TAI’s profit calculations with respect to its services to the Separate Account both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of the Account’s contracts.

TIAA Separate Account VA-1 ■ 2010 Semiannual Report	23

MANAGEMENT COMMITTEE APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

The Committee acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Separate Account. The Committee considered that TAI has consistently incurred losses based on its services to the Separate Account under the Agreement, but that in the future, TAI might earn a profit on the Separate Account soon due to the lifting of a portion of its advisory fee waiver on August 1, 2009.

During its review of TAI’s profits, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Committee considered information regarding fees paid to other advisers for managing similar funds with a similar investment objective and strategy that underlie variable insurance products, as analyzed by Lipper. The Committee determined that the management fee rates charged to the Separate Account under the Agreement typically were higher than the management fee rates charged by many or most comparable mutual funds that underlie variable insurance products. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and these other comparable mutual funds. In this regard, the Committee also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data was derived. Based on all factors considered, the Committee concluded that the fee rates under the Agreement with respect to the Separate Account were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

ECONOMIES OF SCALE

The Committee considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. In this connection, the Committee considered that TAI had incurred operating losses with respect to its services provided to the Separate Account in 2009. The Committee also considered whether the addition of fee “breakpoints” (under which additional assets in the Separate Account would be assessed lower fee rates) would have a material effect on overall fee rates. However, since the Separate Account is no longer being actively sold, TAI has little expectation that the Separate Account’s assets would grow, creating economies of scale that could be passed on to contractholders through breakpoints. Based on all factors considered, the Committee concluded that the Separate Account’s fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

24	2010 Semiannual Report ■ TIAA Separate Account VA-1

continued

FEE COMPARISON WITH OTHER TAI CLIENTS

The Committee considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Committee considered the schedule of fees for each of these funds and accounts, and the fees actually charged to clients with current separate accounts that are managed under similar investment strategies. The Committee also considered TAI’s representation that, while management fee rates charged to the Separate Account may differ from the rates charged to these other funds and accounts, this is due in part to the fact that some of these other funds and accounts: are offered through products that charge additional or fewer fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Committee also considered additional benefits to the Separate Account and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees on the Separate Account. In addition, TAI and its affiliates may benefit from the advisory relationship with the Separate Account to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and the Separate Account may benefit from economies of scale to the extent that the Account is managed in the same manner and by the same personnel as certain of the TIAA-CREF Funds or CREF Accounts. Additionally, TAI, its affiliates and the Separate Account may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements with respect to commissions paid by the Separate Account.

CERTAIN SPECIFIC FACTORS CONSIDERED BY THE COMMITTEE

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Lipper. All time periods referenced below end as of December 31, 2009. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to the Separate Account during 2009 under the Agreement.

TIAA Separate Account VA-1 ■ 2010 Semiannual Report	25

MANAGEMENT COMMITTEE APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)	concluded

•

The Separate Account’s annual contractual management fee rate is 0.30% of average daily net assets. The Separate Account’s effective management fee for 2009, after waiver, was 0.11% of average daily net assets. Due to a reduction of this waiver as of August 1, 2009, the effective management fee rate for the Separate Account is expected to be 0.15% of average daily net assets in 2010.

•

The Separate Account’s management fees were in the 1st quintile of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 2nd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”). The Separate Account’s annual total expenses were in the 5th quintile of its Expense Group and Expense Universe, primarily because the Separate Account pays a mortality and expense risk charge in connection with its annuity features.

•

For the two-year period, the Separate Account was in the 3rd quintile of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”), and in the 4th quintile of its Performance Universe for the one-, three-, four-, five- and ten-year periods.

•	The Separate Account received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

26	2010 Semiannual Report ■ TIAA Separate Account VA-1

[This page intentionally left blank.]

[This page intentionally left blank.]

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411

8 a.m. to 6 p.m. ET, Monday–Friday

FOR THE HEARING- OR

SPEECH-IMPAIRED

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Co., New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2010 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206

Printed on recycled paper

eDelivery will save trees, conserve paper and reduce mailbox clutter.

Sign up today at www.tiaa-cref.org/eDelivery

C48183	A10938 (8/10)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.9%
AGRICULTURAL PRODUCTION-CROPS - 0.0%
2,584	*	Chiquita Brands International, Inc	$31
149		Griffin Land & Nurseries, Inc (Class A)	4
443		Limoneira Co	10

		TOTAL AGRICULTURAL PRODUCTION-CROPS	45

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.0%
803		Cal-Maine Foods, Inc	26
2,432	*	Pilgrim’s Pride Corp	16
22		Seaboard Corp	33

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	75

AGRICULTURAL SERVICES - 0.0%
727	*	Cadiz, Inc	9
555		Calavo Growers, Inc	10
4,634	*	VCA Antech, Inc	114

		TOTAL AGRICULTURAL SERVICES	133

AMUSEMENT AND RECREATION SERVICES - 0.6%
2,931	*	Bally Technologies, Inc	95
533		Churchill Downs, Inc	17
17,431	*	Electronic Arts, Inc	251
1,433		International Speedway Corp (Class A)	37
2,155	*	Life Time Fitness, Inc	68
7,613	*	Live Nation, Inc	80
3,359	*	Madison Square Garden, Inc	66
1,276	*	Multimedia Games, Inc	6
3,623	*	Penn National Gaming, Inc	84
3,407	*	Pinnacle Entertainment, Inc	32
819		Speedway Motorsports, Inc	11
103,440		Walt Disney Co	3,258
2,602	*	Warner Music Group Corp	13
225	*	Westwood One, Inc	2
2,997	*	WMS Industries, Inc	118
1,281		World Wrestling Entertainment, Inc (Class A)	20

		TOTAL AMUSEMENT AND RECREATION SERVICES	4,158

APPAREL AND ACCESSORY STORES - 0.8%
4,665		Abercrombie & Fitch Co (Class A)	143
4,938	*	Aeropostale, Inc	141
2,117	*	American Apparel, Inc	4
11,038		American Eagle Outfitters, Inc	130
3,106	*	AnnTaylor Stores Corp	50
1,533		Bebe Stores, Inc	10
2,300		Brown Shoe Co, Inc	35
1,313		Buckle, Inc	43
2,938	*	Carter’s, Inc	77
2,260	*	Casual Male Retail Group, Inc	8
1,486		Cato Corp (Class A)	33
6,044	*	Charming Shoppes, Inc	23
9,528		Chico’s FAS, Inc	94
1,448	*	Children’s Place Retail Stores, Inc	64
2,493		Christopher & Banks Corp	15
836	*	Citi Trends, Inc	28
3,407	*	Collective Brands, Inc	54
238	*	Destination Maternity Corp	6
3,225	*	Dress Barn, Inc	77

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

752	*	DSW, Inc (Class A)	$17
820	*	Express Parent LLC	13
2,617		Finish Line, Inc (Class A)	36
8,270		Foot Locker, Inc	104
24,294		Gap, Inc	473
2,222		Hot Topic, Inc	11
2,770	*	J Crew Group, Inc	102
971	*	JOS A Bank Clothiers, Inc	52
16,264	*	Kohl’s Corp	773
14,121		Limited Brands, Inc	312
888	*	New York & Co, Inc	2
8,842		Nordstrom, Inc	285
4,283	*	Pacific Sunwear Of California, Inc	14
6,466		Ross Stores, Inc	345
769	*	Rue21, Inc	23
517	*	Shoe Carnival, Inc	11
2,128		Stage Stores, Inc	23
3,723	*	Talbots, Inc	38
21,561		TJX Companies, Inc	904
1,864	*	Under Armour, Inc (Class A)	62
6,441	*	Urban Outfitters, Inc	221
5,043	*	Wet Seal, Inc (Class A)	18

		TOTAL APPAREL AND ACCESSORY STORES	4,874

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
562		Columbia Sportswear Co	26
811	*	G-III Apparel Group Ltd	19
3,453		Guess ?, Inc	108
1,571	*	Gymboree Corp	67
5,029	*	Hanesbrands, Inc	121
509	*	Joe’s Jeans, Inc	1
4,615		Jones Apparel Group, Inc	73
5,008	*	Liz Claiborne, Inc	21
1,202	*	Maidenform Brands, Inc	25
19,028		Nike, Inc (Class B)	1,285
2,991		Phillips-Van Heusen Corp	138
2,959		Polo Ralph Lauren Corp (Class A)	216
6,801	*	Quiksilver, Inc	25
1,435	*	True Religion Apparel, Inc	32
4,654		VF Corp	331
2,341	*	Warnaco Group, Inc	85

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,573

AUTO REPAIR, SERVICES AND PARKING - 0.1%
407	*	Amerco, Inc	22
1,521	*	Dollar Thrifty Automotive Group, Inc	65
10,698	*	Hertz Global Holdings, Inc	101
1,073	*	Midas, Inc	8
1,053		Monro Muffler, Inc	42
2,826		Ryder System, Inc	114
672	*	Standard Parking Corp	11
2,073	*	Wright Express Corp	61

		TOTAL AUTO REPAIR, SERVICES AND PARKING	424

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
4,648		Advance Auto Parts	233
580	*	America’s Car-Mart, Inc	13
1,889	*	Asbury Automotive Group, Inc	20
3,774	*	Autonation, Inc	74
1,472	*	Autozone, Inc	284
11,825	*	Carmax, Inc	235
3,576	*	Copart, Inc	128
832		Lithia Motors, Inc (Class A)	5
1,129	*	MarineMax, Inc	8
7,296	*	O’Reilly Automotive, Inc	347

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,259	*	Penske Auto Group, Inc	$26
1,703	*	Rush Enterprises, Inc (Class A)	23
1,621	*	Sonic Automotive, Inc (Class A)	14
658	*	US Auto Parts Network, Inc	4

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,414

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.7%
2,524	*	Builders FirstSource, Inc	6
6,999		Fastenal Co	351
89,513		Home Depot, Inc	2,513
76,291		Lowe’s Cos, Inc	1,558
1,022	*	Lumber Liquidators, Inc	24

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,452

BUSINESS SERVICES - 7.2%
813	*	3D Systems Corp	10
3,952		Aaron Rents, Inc	67
2,600		ABM Industries, Inc	54
1,804	*	Acacia Research (Acacia Technologies)	26
1,790	*	ACI Worldwide, Inc	35
27,440		Activision Blizzard, Inc	288
2,448	*	Actuate Corp	11
3,603	*	Acxiom Corp	53
1,159		Administaff, Inc	28
27,824	*	Adobe Systems, Inc	735
828	*	Advent Software, Inc	39
2,801		Aircastle Ltd	22
9,098	*	Akamai Technologies, Inc	369
2,824	*	Alliance Data Systems Corp	168
10,923	*	Amdocs Ltd	293
2,166	*	American Reprographics Co	19
764	*	American Software, Inc (Class A)	4
2,008	*	AMN Healthcare Services, Inc	15
984	*	Ancestry.com, Inc	17
4,800	*	Ansys, Inc	195
1,377	*	APAC Customer Services, Inc	8
1,425		Arbitron, Inc	37
1,253	*	ArcSight, Inc	28
4,732	*	Ariba, Inc	75
8,269	*	Art Technology Group, Inc	28
2,922	*	Aspen Technology, Inc	32
1,058	*	Asset Acceptance Capital Corp	4
1,737	*	athenahealth, Inc	45
12,113	*	Autodesk, Inc	295
26,966		Automatic Data Processing, Inc	1,086
5,463	*	Avis Budget Group, Inc	54
383		Barrett Business Services, Inc	5
2,748		BGC Partners, Inc (Class A)	14
2,369		Blackbaud, Inc	52
1,799	*	Blackboard, Inc	67
2,165	*	Blue Coat Systems, Inc	44
9,598	*	BMC Software, Inc	332
1,263	*	Bottomline Technologies, Inc	16
4,811	*	BPZ Energy, Inc	20
2,584		Brady Corp (Class A)	64
2,433		Brink’s Co	46
20,570		CA, Inc	379
1,556	*	CACI International, Inc (Class A)	66
14,290	*	Cadence Design Systems, Inc	83
531	*	CAI International, Inc	6
888	*	Capella Education Co	72
2,348	*	Cavium Networks, Inc	62
2,695	*	CBIZ, Inc	17
4,633	*	CDC Corp	10
3,634	*	Cerner Corp	276

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,700	*	Ciber, Inc	$10
9,820	*	Citrix Systems, Inc	415
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	21
643	*	Clinical Data, Inc	8
2,389	*	Cogent Communications Group, Inc	18
2,800	*	Cogent, Inc	25
2,207		Cognex Corp	39
15,906	*	Cognizant Technology Solutions Corp (Class A)	796
2,159	*	Commvault Systems, Inc	49
1,682		Compass Diversified Trust	23
869	*	Compellent Technologies, Inc	11
590		Computer Programs & Systems, Inc	24
8,102		Computer Sciences Corp	367
760	*	Computer Task Group, Inc	5
12,190	*	Compuware Corp	97
2,129	*	Concur Technologies, Inc	91
1,503	*	Constant Contact, Inc	32
5,243	*	Convergys Corp	51
1,115	*	CoStar Group, Inc	43
1,795	*	CSG Systems International, Inc	33
3,892	*	Cybersource Corp	99
2,053	*	DealerTrack Holdings, Inc	34
1,002	*	Deltek, Inc	8
2,529		Deluxe Corp	47
718	*	Dice Holdings, Inc	5
2,231	*	Digital River, Inc	53
1,448	*	DivX, Inc	11
335	*	DMRC Corp	6
1,061	*	Double-Take Software, Inc	11
1,943		DST Systems, Inc	70
493	*	DynaVox, Inc	8
1,144	*	DynCorp International, Inc (Class A)	20
5,728		Earthlink, Inc	46
60,786	*	eBay, Inc	1,192
1,270	*	Ebix, Inc	20
1,837	*	Echelon Corp	13
2,985	*	Eclipsys Corp	53
1,000		Electro Rent Corp	13
3,012	*	Electronics for Imaging, Inc	29
2,873	*	Epicor Software Corp	23
1,925	*	EPIQ Systems, Inc	25
6,687		Equifax, Inc	188
863	*	ExlService Holdings, Inc	15
9,999		Expedia, Inc	188
4,236	*	F5 Networks, Inc	290
2,331		Factset Research Systems, Inc	156
2,412		Fair Isaac Corp	53
2,479	*	FalconStor Software, Inc	7
17,536		Fidelity National Information Services, Inc	470
8,144	*	Fiserv, Inc	372
901	*	Forrester Research, Inc	27
3,857	*	Gartner, Inc	90
1,221	*	Gerber Scientific, Inc	7
2,712	*	Global Cash Access, Inc	20
882	*	Global Sources Ltd	7
12,916	*	Google, Inc (Class A)	5,747
680	*	Guidance Software, Inc	4
1,293	*	H&E Equipment Services, Inc	10
1,547	*	Hackett Group, Inc	4
2,249		Healthcare Services Group	43
1,893		Heartland Payment Systems, Inc	28
490	*	HeartWare International, Inc	34
1,202		Heidrick & Struggles International, Inc	27
1,403	*	HMS Holdings Corp	76

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,656	*	Hudson Highland Group, Inc	$7
2,391	*	Hypercom Corp	11
1,449		iGate Corp	19
2,565	*	IHS, Inc (Class A)	150
1,967	*	infoGROUP, Inc	16
4,859	*	Informatica Corp	116
2,218	*	Infospace, Inc	17
1,446	*	Innerworkings, Inc	10
1,116	*	Integral Systems, Inc	7
1,957		Interactive Data Corp	65
803	*	Interactive Intelligence, Inc	13
3,256	*	Internap Network Services Corp	14
1,292	*	Internet Brands, Inc (Class A)	13
1,945	*	Internet Capital Group, Inc	15
25,878	*	Interpublic Group of Cos, Inc	185
14,826	*	Intuit, Inc	516
1,814	*	inVentiv Health, Inc	46
9,852		Iron Mountain, Inc	221
4,506		Jack Henry & Associates, Inc	108
2,111	*	JDA Software Group, Inc	46
27,820	*	Juniper Networks, Inc	635
1,394	*	Kelly Services, Inc (Class A)	21
1,328	*	Kenexa Corp	16
941		Keynote Systems, Inc	9
1,774	*	Kforce, Inc	23
1,667	*	Knot, Inc	13
2,433	*	Korn/Ferry International	34
3,031	*	Lamar Advertising Co (Class A)	74
7,345	*	Lawson Software, Inc	54
2,000	*	Limelight Networks, Inc	9
3,304	*	Lionbridge Technologies	15
767	*	Liquidity Services, Inc	10
2,334	*	Liveperson, Inc	16
885	*	Local.com Corp	6
787	*	LogMeIn, Inc	21
2,510	*	Magma Design Automation, Inc	7
1,259	*	Manhattan Associates, Inc	35
4,325		Manpower, Inc	187
1,171	*	Mantech International Corp (Class A)	50
1,311		Marchex, Inc (Class B)	5
5,144		Mastercard, Inc (Class A)	1,026
8,241	*	McAfee, Inc	253
975	*	Medidata Solutions, Inc	15
5,422	*	Mentor Graphics Corp	48
404,925		Microsoft Corp	9,317
425	*	MicroStrategy, Inc (Class A)	32
2,352	*	ModusLink Global Solutions, Inc	14
4,696	*	MoneyGram International, Inc	12
866	*	Monotype Imaging Holdings, Inc	8
6,677	*	Monster Worldwide, Inc	78
10,845		Moody’s Corp	216
8,584	*	Move, Inc	18
390	*	NCI, Inc (Class A)	9
8,531	*	NCR Corp	103
2,109	*	NetFlix, Inc	229
1,792	*	Netscout Systems, Inc	26
965	*	NetSuite, Inc	12
1,690	*	Network Equipment Technologies, Inc	6
2,722		NIC, Inc	17
18,440	*	Novell, Inc	105
12,038	*	Nuance Communications, Inc	180
16,235		Omnicom Group, Inc	557
1,673	*	On Assignment, Inc	8
1,415	*	Online Resources Corp	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

834	*	OpenTable, Inc	$35
721		Opnet Technologies, Inc	11
201,396		Oracle Corp	4,322
6,195	*	Parametric Technology Corp	97
1,245	*	PC-Tel, Inc	6
1,181	*	PDF Solutions, Inc	6
258	*	PDI, Inc	2
792		Pegasystems, Inc	25
1,789	*	Perficient, Inc	16
2,266	*	Phase Forward, Inc	38
964	*	Portfolio Recovery Associates, Inc	64
3,214	*	Premiere Global Services, Inc	20
2,287	*	Progress Software Corp	69
774	*	PROS Holdings, Inc	5
1,000		QAD, Inc	4
1,063		Quality Systems, Inc	62
3,311	*	Quest Software, Inc	60
556	*	QuinStreet, Inc	6
5,131	*	Rackspace Hosting, Inc	94
1,505	*	Radiant Systems, Inc	22
1,200	*	Radisys Corp	11
264	*	ReachLocal, Inc	3
4,340	*	RealNetworks, Inc	14
9,980	*	Red Hat, Inc	289
781		Renaissance Learning, Inc	11
3,420	*	Rent-A-Center, Inc	69
1,137	*	RightNow Technologies, Inc	18
7,931		Robert Half International, Inc	187
2,146		Rollins, Inc	44
560	*	Rosetta Stone, Inc	13
2,525	*	RSC Holdings, Inc	16
2,512	*	S1 Corp	15
1,356	*	Saba Software, Inc	7
6,042	*	Salesforce.com, Inc	519
5,190		Sapient Corp	53
1,583	*	Smith Micro Software, Inc	15
1,831	*	SolarWinds, Inc	29
3,292	*	SonicWALL, Inc	39
11,025	*	Sonus Networks, Inc	30
3,535		Sotheby’s (Class A)	81
1,445	*	Sourcefire, Inc	27
3,429	*	Spherion Corp	19
2,391	*	SRA International, Inc (Class A)	47
620	*	SS&C Technologies Holdings, Inc	10
1,404	*	Stratasys, Inc	35
3,339	*	SuccessFactors, Inc	69
2,697	*	SupportSoft, Inc	11
1,617	*	SXC Health Solutions Corp	118
4,597	*	Sybase, Inc	297
2,192	*	SYKES Enterprises, Inc	31
42,225	*	Symantec Corp	586
1,133	*	Synchronoss Technologies, Inc	22
1,111	*	SYNNEX Corp	28
7,919	*	Synopsys, Inc	165
744		Syntel, Inc	25
3,743	*	Take-Two Interactive Software, Inc	34
893		TAL International Group, Inc	20
2,022	*	Taleo Corp (Class A)	49
798	*	TechTarget, Inc	4
1,647	*	TeleTech Holdings, Inc	21
590		Textainer Group Holdings Ltd	14
3,557	*	THQ, Inc	15
8,757	*	TIBCO Software, Inc	106
720	*	Tier Technologies, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,534	*	TNS, Inc	$27
8,838		Total System Services, Inc	120
2,123	*	TradeStation Group, Inc	14
285	*	Travelzoo, Inc	4
2,350	*	TrueBlue, Inc	26
1,323	*	Ultimate Software Group, Inc	43
877	*	Unica Corp	8
2,353	*	Unisys Corp	44
4,557		United Online, Inc	26
3,113	*	United Rentals, Inc	29
4,321	*	Valueclick, Inc	46
1,577	*	Vasco Data Security International	10
9,913	*	VeriSign, Inc	263
1,084		Viad Corp	19
1,636		VirnetX Holding Corp	10
620	*	Virtusa Corp	6
24,683		Visa, Inc (Class A)	1,746
3,882	*	VMware, Inc (Class A)	243
792	*	Vocus, Inc	12
858	*	Volt Information Sciences, Inc	7
4,167	*	Wave Systems Corp	14
2,836	*	WebMD Health Corp (Class A)	132
2,294	*	Websense, Inc	43
70,658	*	Yahoo!, Inc	977

		TOTAL BUSINESS SERVICES	44,761

CHEMICALS AND ALLIED PRODUCTS - 10.8%
81,601		Abbott Laboratories	3,817
357	*	Abraxis Bioscience, Inc	27
2,044	*	Acorda Therapeutics, Inc	64
11,224		Air Products & Chemicals, Inc	727
1,600	*	Albany Molecular Research, Inc	8
4,862		Albemarle Corp	193
4,324		Alberto-Culver Co	117
4,735	*	Alexion Pharmaceuticals, Inc	242
2,038	*	Alexza Pharmaceuticals, Inc	6
94	*	Alimera Sciences, Inc	1
5,209	*	Alkermes, Inc	65
4,202	*	Allos Therapeutics, Inc	26
2,039	*	Alnylam Pharmaceuticals, Inc	31
1,109	*	AMAG Pharmaceuticals, Inc	38
928		American Vanguard Corp	7
50,641	*	Amgen, Inc	2,664
1,189		Arch Chemicals, Inc	37
803	*	Ardea Biosciences, Inc	17
4,523	*	Arena Pharmaceuticals, Inc	14
2,036	*	Arqule, Inc	9
3,660	*	Array Biopharma, Inc	11
4,098		Ashland, Inc	190
2,455	*	Auxilium Pharmaceuticals, Inc	58
3,528	*	AVANIR Pharmaceuticals, Inc	9
296	*	AVEO Pharmaceuticals, Inc	2
5,841		Avery Dennison Corp	188
4,441	*	AVI BioPharma, Inc	7
22,654		Avon Products, Inc	600
1,755		Balchem Corp	44
1,205	*	BioCryst Pharmaceuticals, Inc	7
2,657	*	Biodel, Inc	10
14,112	*	Biogen Idec, Inc	670
5,472	*	BioMarin Pharmaceuticals, Inc	104
723	*	BioMimetic Therapeutics, Inc	8
3,493	*	Biosante Pharmaceuticals, Inc	6
215	*	Biospecifics Technologies Corp	4
1,108	*	Biotime, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

90,898		Bristol-Myers Squibb Co	$2,267
3,454		Cabot Corp	83
1,015	*	Cadence Pharmaceuticals, Inc	7
2,978	*	Calgon Carbon Corp	39
1,815	*	Cambrex Corp	6
631	*	Caraco Pharmaceutical Laboratories Ltd	3
8,280		Celanese Corp (Series A)	206
24,367	*	Celgene Corp	1,238
1,638	*	Celldex Therapeutics, Inc	7
3,975	*	Cephalon, Inc	226
3,760		CF Industries Holdings, Inc	239
3,512	*	Charles River Laboratories International, Inc	120
1,640	*	Chelsea Therapeutics International, Inc	5
1,196	*	China Aoxing Pharmaceutical Co, Inc	4
3,695		Church & Dwight Co, Inc	232
7,444		Clorox Co	463
106	*	Codexis, Inc	1
25,929		Colgate-Palmolive Co	2,042
2,926	*	Combinatorx, Inc	4
512	*	Compound partnering business	5
1,326	*	Corcept Therapeutics, Inc	4
318	*	Cornerstone Therapeutics, Inc	2
3,370	*	Cubist Pharmaceuticals, Inc	69
673	*	Cumberland Pharmaceuticals, Inc	4
3,574	*	Curis, Inc	5
2,618	*	Cypress Bioscience, Inc	6
2,586		Cytec Industries, Inc	103
1,702	*	Cytokinetics, Inc	4
1,586	*	Cytori Therapeutics, Inc	6
5,546	*	Cytrx	4
7,190	*	Dendreon Corp	232
61,062		Dow Chemical Co	1,448
47,903		Du Pont (E.I.) de Nemours & Co	1,657
3,494	*	Durect Corp	9
3,782	*	Dynavax Technologies Corp	7
3,830		Eastman Chemical Co	204
12,334		Ecolab, Inc	554
53,771		Eli Lilly & Co	1,801
1,265	*	Elizabeth Arden, Inc	18
834	*	Emergent Biosolutions, Inc	14
2,632	*	Enzon Pharmaceuticals, Inc	28
5,827		Estee Lauder Cos (Class A)	325
959	*	Eurand NV	9
867		Female Health Co	5
4,514	*	Ferro Corp	33
3,844		FMC Corp	221
15,974	*	Forest Laboratories, Inc	438
14,107	*	Genzyme Corp	716
1,622	*	Georgia Gulf Corp	22
4,973	*	Geron Corp	25
47,044	*	Gilead Sciences, Inc	1,613
2,571		H.B. Fuller Co	49
3,942	*	Halozyme Therapeutics, Inc	28
459		Hawkins, Inc	11
458	*	Hi-Tech Pharmacal Co, Inc	11
8,765	*	Hospira, Inc	504
9,905	*	Human Genome Sciences, Inc	224
9,393		Huntsman Corp	81
1,895	*	Idenix Pharmaceuticals, Inc	9
3,104	*	Idexx Laboratories, Inc	189
3,850	*	Immucor, Inc	73
3,568	*	Immunogen, Inc	33
3,365	*	Impax Laboratories, Inc	64
2,480	*	Inhibitex, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,126		Innophos Holdings, Inc	$29
3,118	*	Inspire Pharmaceuticals, Inc	16
735		Inter Parfums, Inc	10
2,107	*	InterMune, Inc	20
4,077		International Flavors & Fragrances, Inc	173
4,435	*	Inverness Medical Innovations, Inc	118
822	*	Jazz Pharmaceuticals, Inc	6
145,798		Johnson & Johnson	8,611
620		Kaiser Aluminum Corp	22
2,721	*	Keryx Biopharmaceuticals, Inc	10
14,611	*	King Pharmaceuticals, Inc	111
329		KMG Chemicals, Inc	5
1,077		Koppers Holdings, Inc	24
1,289	*	Landec Corp	8
5,552	*	Ligand Pharmaceuticals, Inc (Class B)	8
3,637		Lubrizol Corp	292
2,990	*	MannKind Corp	19
716	*	MAP Pharmaceuticals, Inc	9
2,003	*	Martek Biosciences Corp	48
3,315	*	Medicines Co	25
3,195		Medicis Pharmaceutical Corp (Class A)	70
721	*	Medifast, Inc	19
1,640	*	Medivation, Inc	15
164,850		Merck & Co, Inc	5,765
2,245		Meridian Bioscience, Inc	38
4,244	*	Micromet, Inc	27
998		Minerals Technologies, Inc	47
1,926	*	Momenta Pharmaceuticals, Inc	24
28,844		Monsanto Co	1,333
8,354		Mosaic Co	326
16,325	*	Mylan Laboratories, Inc	278
2,384	*	Nabi Biopharmaceuticals	13
6,861		Nalco Holding Co	140
885	*	Nanosphere, Inc	4
83	*	Nature’s Sunshine Products, Inc	1
2,986	*	NBTY, Inc	102
2,269	*	Neuralstem, Inc	6
2,526	*	Neurocrine Biosciences, Inc	14
583	*	NeurogesX, Inc	4
549		NewMarket Corp	48
563		NL Industries, Inc	3
4,336	*	Novavax, Inc	9
2,860	*	NPS Pharmaceuticals, Inc	18
602	*	Nutraceutical International Corp	9
1,040	*	Nymox Pharmaceutical Corp	3
1,070	*	Obagi Medical Products, Inc	13
4,182		Olin Corp	76
1,636	*	OM Group, Inc	39
946	*	Omeros Corp	7
2,250	*	Omnova Solutions, Inc	18
3,387	*	Onyx Pharmaceuticals, Inc	73
4,791	*	Opko Health, Inc	11
1,463	*	Optimer Pharmaceuticals, Inc	14
2,901	*	OraSure Technologies, Inc	13
1,180	*	Orexigen Therapeutics, Inc	5
807	*	Osiris Therapeutics, Inc	5
7,019	*	Pactiv Corp	195
1,792	*	Pain Therapeutics, Inc	10
2,230	*	Par Pharmaceutical Cos, Inc	58
3,098	*	Parexel International Corp	67
5,363		PDL BioPharma, Inc	30
2,716	*	Peregrine Pharmaceuticals, Inc	6
4,287		Perrigo Co	253
1,182		PetMed Express, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

426,393		Pfizer, Inc	$6,080
1,960	*	Pharmacyclics, Inc	13
1,544	*	Pharmasset, Inc	42
1,726	*	PharMerica Corp	25
5,065	*	PolyOne Corp	43
1,425	*	Pozen, Inc	10
8,793		PPG Industries, Inc	531
16,173		Praxair, Inc	1,229
1,891	*	Prestige Brands Holdings, Inc	13
152,239		Procter & Gamble Co	9,131
1,419	*	Progenics Pharmaceuticals, Inc	8
2,889	*,m	Questcor Pharmaceuticals, Inc	30
1,220	*	Quidel Corp	16
575	*	Revlon, Inc (Class A)	6
2,609	*	Rockwood Holdings, Inc	59
6,836		RPM International, Inc	122
3,014	*	Salix Pharmaceuticals Ltd	118
2,882	*	Santarus, Inc	7
1,987	*	Sciclone Pharmaceuticals, Inc	5
2,344		Scotts Miracle-Gro Co (Class A)	104
4,403	*	Seattle Genetics, Inc	53
2,628		Sensient Technologies Corp	68
4,876		Sherwin-Williams Co	337
1,470	*	SIGA Technologies, Inc	11
6,418		Sigma-Aldrich Corp	320
6,548	*	Solutia, Inc	86
1,557	*	Somaxon Pharmaceuticals, Inc	6
2,652	*	Spectrum Pharmaceuticals, Inc	10
5,802	*	StemCells, Inc	5
417		Stepan Co	29
620	*	Sucampo Pharmaceuticals, Inc (Class A)	2
2,656	*	SuperGen, Inc	5
900	*	SurModics, Inc	15
1,092	*	Synta Pharmaceuticals Corp	3
1,257	*	Targacept, Inc	24
175	*	Texas Petrochemicals, Inc	3
3,298	*	Theravance, Inc	41
1,563	*	Ulta Salon Cosmetics & Fragrance, Inc	37
1,467	*	Unifi, Inc	6
2,600	*	United Therapeutics Corp	127
312	*	USANA Health Sciences, Inc	11
5,759	*	USEC, Inc	27
3,014	*	Valeant Pharmaceuticals International	158
5,252		Valspar Corp	158
1,501	*	Vanda Pharmaceuticals, Inc	10
10,747	*	Vertex Pharmaceuticals, Inc	354
3,055	*	Vical, Inc	9
4,346	*	Viropharma, Inc	49
767	*	Vitacost.com, Inc	7
4,381	*	Warner Chilcott plc	100
5,632	*	Watson Pharmaceuticals, Inc	229
893		Westlake Chemical Corp	17
3,834	*	WR Grace & Co	81
1,508	*	Xenoport, Inc	15
2,004	*	ZIOPHARM Oncology, Inc	6
2,399	*	Zymogenetics, Inc	10

		TOTAL CHEMICALS AND ALLIED PRODUCTS	66,915

COAL MINING - 0.3%
6,407	*	Alpha Natural Resources, Inc	217
8,603		Arch Coal, Inc	170
1,710	*	Cloud Peak Energy, Inc	23
11,929		Consol Energy, Inc	403
6,899	*	International Coal Group, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,514	*	James River Coal Co	$24
843	*	L&L Energy, Inc	7
5,448		Massey Energy Co	149
14,212		Peabody Energy Corp	556

		TOTAL COAL MINING	1,576

COMMUNICATIONS - 4.1%
1,194	*	AboveNet, Inc	56
3,005		Adtran, Inc	82
2,394		Alaska Communications Systems Group, Inc	20
21,321	*	American Tower Corp (Class A)	949
1,540	*	Anixter International, Inc	66
5,639	*	AOL, Inc	117
3,865	*	Aruba Networks, Inc	55
312,370		AT&T, Inc	7,556
490		Atlantic Tele-Network, Inc	20
1,206	*	Audiovox Corp (Class A)	9
3,698	*	Brightpoint, Inc	26
12,839		Cablevision Systems Corp (Class A)	308
1,432	*	Cbeyond Communications, Inc	18
35,098		CBS Corp (Class B)	454
2,093	*	Central European Media Enterprises Ltd (Class A)	42
15,887		CenturyTel, Inc	529
11,188	*	Cincinnati Bell, Inc	34
7,934	*	Clearwire Corp (Class A)	58
148,722		Comcast Corp (Class A)	2,583
1,438		Consolidated Communications Holdings, Inc	25
15,357	*	Crown Castle International Corp	572
1,802	*	Crown Media Holdings, Inc (Class A)	3
1,191	*	Cumulus Media, Inc (Class A)	3
1,322	*	DG FastChannel, Inc	43
1,344	*	DigitalGlobe, Inc	35
46,883	*	DIRECTV	1,590
10,540		DISH Network Corp (Class A)	191
1,252	*	Entercom Communications Corp (Class A)	11
2,637	*	Entravision Communications Corp (Class A)	6
2,338	*	Equinix, Inc	190
1,988	*	FiberTower Corp	9
354	*	Fisher Communications, Inc	6
16,561		Frontier Communications Corp	118
2,838	*	General Communication, Inc (Class A)	22
1,077	*	GeoEye, Inc	34
2,003	*	Global Crossing Ltd	21
4,388		Global Payments, Inc	160
3,822	*	Globalstar, Inc	6
1,804	*	Gray Television, Inc	4
396	*	Hughes Communications, Inc	10
4,773	*	IAC/InterActiveCorp	105
5,063	*	ICO Global Communications Holdings Ltd (Class A)	8
2,389	*	j2 Global Communications, Inc	52
1,587	*	Knology, Inc	17
844	*	Kratos Defense & Security Solutions, Inc	9
3,287	*	Leap Wireless International, Inc	43
87,859	*	Level 3 Communications, Inc	96
13,436	*	Liberty Global, Inc (Class A)	349
4,383	*	Liberty Media Corp - Capital (Series A)	184
2,896	*	Liberty Media Corp - Starz	150
31,571	*	Liberty Media Holding Corp (Interactive A)	332
1,798	*	Lin TV Corp (Class A)	10
1,113	*	Lodgenet Entertainment Corp	4
2,813	*	Mastec, Inc	26
2,161	*	Mediacom Communications Corp (Class A)	15
13,163	*	MetroPCS Communications, Inc	108
3,899	*	NeuStar, Inc (Class A)	80

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,871	*	Neutral Tandem, Inc	$21
542	*	Nexstar Broadcasting Group, Inc (Class A)	2
8,839	*	NII Holdings, Inc (Class B)	287
1,922	*	Novatel Wireless, Inc	11
1,715		NTELOS Holdings Corp	30
690	*	Occam Networks, Inc	4
7,414	*	PAETEC Holding Corp	25
96		Preformed Line Products Co	3
86,143		Qwest Communications International, Inc	452
602	*	Radio One, Inc	1
1,881	*	RCN Corp	28
1,951	*	SAVVIS, Inc	29
6,566	*	SBA Communications Corp (Class A)	223
1,404		Shenandoah Telecom Co	25
3,111	*	Sinclair Broadcast Group, Inc (Class A)	18
156,981	*	Sprint Nextel Corp	666
3,641	*	Syniverse Holdings, Inc	74
1,946	*	TeleCommunication Systems, Inc (Class A)	8
435	*	TeleNav, Inc	4
4,456		Telephone & Data Systems, Inc	135
3,069	*	Terremark Worldwide, Inc	24
18,744		Time Warner Cable, Inc	976
5,735	*	TiVo, Inc	42
432	*	US Cellular Corp	18
1,177		USA Mobility, Inc	15
149,424		Verizon Communications, Inc	4,187
5,438	*	Vonage Holdings Corp	13
25,370		Windstream Corp	268

		TOTAL COMMUNICATIONS	25,218

DEPOSITORY INSTITUTIONS - 7.2%
810		1st Source Corp	14
1,172	*	1st United Bancorp, Inc	9
1,011		Abington Bancorp, Inc	9
243		Alliance Financial Corp	7
322		American National Bankshares, Inc	7
1,245		Ameris Bancorp	12
387		Ames National Corp	8
543		Arrow Financial Corp	13
9,712		Associated Banc-Corp	119
4,208		Astoria Financial Corp	58
520		Bancfirst Corp	19
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	19
88		Bancorp Rhode Island, Inc	2
4,426		Bancorpsouth, Inc	79
2,688		Bank Mutual Corp	15
530,390		Bank of America Corp	7,622
2,544		Bank of Hawaii Corp	123
288		Bank of Marin Bancorp	9
64,133		Bank of New York Mellon Corp	1,583
638		Bank of the Ozarks, Inc	23
1,044		BankFinancial Corp	9
36,579		BB&T Corp	962
1,950	*	Beneficial Mutual Bancorp, Inc	19
636		Berkshire Hills Bancorp, Inc	12
384	*	BofI Holding, Inc	5
1,341		BOK Financial Corp	64
3,543		Boston Private Financial Holdings, Inc	23
354		Bridge Bancorp, Inc	9
3,126		Brookline Bancorp, Inc	28
397		Bryn Mawr Bank Corp	7
460		Camden National Corp	13
831		Capital City Bank Group, Inc	10
1,224		Capitol Federal Financial	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,503		Cardinal Financial Corp	$14
398		Cass Information Systems, Inc	14
3,380		Cathay General Bancorp	35
1,895	*	Center Financial	10
1,148		Centerstate Banks of Florida, Inc	12
152		Century Bancorp, Inc	3
1,616		Chemical Financial Corp	35
1,117,143	*	Citigroup, Inc	4,200
533		Citizens & Northern Corp	6
20,090	*	Citizens Republic Bancorp, Inc	17
923		City Holding Co	26
2,532		City National Corp	130
875		Clifton Savings Bancorp, Inc	8
498		CNB Financial Corp	5
1,740		CoBiz, Inc	11
2,091		Columbia Banking System, Inc	38
9,328		Comerica, Inc	344
3,258		Commerce Bancshares, Inc	117
1,740		Community Bank System, Inc	38
1,003		Community Trust Bancorp, Inc	25
3,071		Cullen/Frost Bankers, Inc	158
4,428		CVB Financial Corp	42
1,609		Dime Community Bancshares	20
1,322	*	Dollar Financial Corp	26
559	*	Eagle Bancorp, Inc	7
7,706		East West Bancorp, Inc	118
512		Enterprise Financial Services Corp	5
466		ESB Financial Corp	6
1,035		ESSA Bancorp, Inc	13
2,804	*	Euronet Worldwide, Inc	36
42,034		Fifth Third Bancorp	517
664		Financial Institutions, Inc	12
720		First Bancorp (NC)	10
4,676		First Bancorp (Puerto Rico)	2
498		First Bancorp, Inc	7
1,530		First Busey Corp	7
285		First Citizens Bancshares, Inc (Class A)	55
4,700		First Commonwealth Financial Corp	25
680		First Community Bancshares, Inc	10
3,063		First Financial Bancorp	46
1,100		First Financial Bankshares, Inc	53
590		First Financial Corp	15
889		First Financial Holdings, Inc	10
12,663	*	First Horizon National Corp	145
654		First Interstate Bancsystem, Inc	10
1,238		First Merchants Corp	10
3,929		First Midwest Bancorp, Inc	48
10,998		First Niagara Financial Group, Inc	138
288		First of Long Island Corp	7
504		First South Bancorp, Inc	5
5,568		FirstMerit Corp	95
2,430	*	Flagstar Bancorp, Inc	8
1,645		Flushing Financial Corp	20
5,502		FNB Corp	44
10,974		Fulton Financial Corp	106
602		German American Bancorp, Inc	9
3,468		Glacier Bancorp, Inc	51
500		Great Southern Bancorp, Inc	10
637	*	Greene County Bancshares, Inc	8
1,586		Hancock Holding Co	53
2,515	*	Hanmi Financial Corp	3
928		Heartland Financial USA, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

534	*	Heritage Financial Corp	$8
504	*	Home Bancorp, Inc	6
841		Home Bancshares, Inc	19
821		Home Federal Bancorp, Inc	10
24,956		Hudson City Bancorp, Inc	305
624		Hudson Valley Holding Corp	14
37,922		Huntington Bancshares, Inc	210
1,168		IBERIABANK Corp	60
1,031		Independent Bank Corp	25
3,295		International Bancshares Corp	55
2,538	*	Investors Bancorp, Inc	33
210,333		JPMorgan Chase & Co	7,700
1,441		Kearny Financial Corp	13
47,540		Keycorp	366
1,025		Lakeland Bancorp, Inc	9
734		Lakeland Financial Corp	15
3,890		M&T Bank Corp	330
731		MainSource Financial Group, Inc	5
27,834		Marshall & Ilsley Corp	200
2,798		MB Financial, Inc	51
273		Merchants Bancshares, Inc	6
249	*	Meridian Interstate Bancorp, Inc	3
265		Midsouth Bancorp, Inc	3
361		MidWestOne Financial Group, Inc	6
2,026	*	Nara Bancorp, Inc	17
206		NASB Financial, Inc	3
357		National Bankshares, Inc	9
5,443		National Penn Bancshares, Inc	33
1,807		NBT Bancorp, Inc	37
23,019		New York Community Bancorp, Inc	351
5,609		NewAlliance Bancshares, Inc	63
13,219		Northern Trust Corp	617
1,192		Northfield Bancorp, Inc	15
5,862		Northwest Bancshares, Inc	67
741		OceanFirst Financial Corp	9
3,801		Old National Bancorp	39
700	*	OmniAmerican Bancorp, Inc	8
1,760		Oriental Financial Group, Inc	22
1,069	*	Oritani Financial Corp	11
345		Orrstown Financial Services, Inc	8
991		Pacific Continental Corp	9
1,486		PacWest Bancorp	27
688		Park National Corp	45
523		Peapack Gladstone Financial Corp	6
221		Penns Woods Bancorp, Inc	7
720	*	Pennsylvania Commerce Bancorp, Inc	9
595		Peoples Bancorp, Inc	9
19,630		People’s United Financial, Inc	265
1,766	*	Pinnacle Financial Partners, Inc	23
27,810		PNC Financial Services Group, Inc	1,571
34,435	*	Popular, Inc	92
2,771		PrivateBancorp, Inc	31
2,398		Prosperity Bancshares, Inc	83
3,163		Provident Financial Services, Inc	37
2,753		Provident New York Bancorp	24
63,025		Regions Financial Corp	415
1,026		Renasant Corp	15
612		Republic Bancorp, Inc (Class A)	14
598		Rockville Financial, Inc	7
629		Roma Financial Corp	7
1,211		S&T Bancorp, Inc	24
615		S.Y. Bancorp, Inc	14
1,250		Sandy Spring Bancorp, Inc	18
357	*	Santander BanCorp	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

605		SCBT Financial Corp	$21
370		Sierra Bancorp	4
2,493	*	Signature Bank	95
905		Simmons First National Corp (Class A)	24
833		Southside Bancshares, Inc	16
740		Southwest Bancorp, Inc	10
856		State Bancorp, Inc	8
26,518		State Street Corp	897
1,347		StellarOne Corp	17
1,199		Sterling Bancorp	11
4,189		Sterling Bancshares, Inc	20
513		Suffolk Bancorp	16
26,438		SunTrust Banks, Inc	616
6,027		Susquehanna Bancshares, Inc	50
2,402	*	SVB Financial Group	99
41,390		Synovus Financial Corp	105
520	*	Taylor Capital Group, Inc	7
6,992		TCF Financial Corp	116
700		Territorial Bancorp, Inc	13
1,877	*	Texas Capital Bancshares, Inc	31
4,208		TFS Financial Corp	52
1,165	*	The Bancorp, Inc	9
429		Tompkins Trustco, Inc	16
192		Tower Bancorp, Inc	4
1,219		TowneBank	18
726		Trico Bancshares	12
5,202		Trustco Bank Corp NY	29
3,370		Trustmark Corp	70
1,859		UMB Financial Corp	66
5,809		Umpqua Holdings Corp	67
814		Union Bankshares Corp	10
2,414		United Bankshares, Inc	58
4,918	*	United Community Banks, Inc	19
1,056		United Financial Bancorp, Inc	14
792		Univest Corp of Pennsylvania	14
101,338		US Bancorp	2,265
8,636		Valley National Bancorp	118
690		ViewPoint Financial Group	10
1,010	*	Virginia Commerce Bancorp	6
835		Washington Banking Co	11
5,275		Washington Federal, Inc	85
881		Washington Trust Bancorp, Inc	15
681	*	Waterstone Financial, Inc	2
3,466		Webster Financial Corp	62
257,248		Wells Fargo & Co	6,586
1,213		WesBanco, Inc	20
997		West Bancorporation, Inc	7
4,963	*	West Coast Bancorp	13
1,616		Westamerica Bancorporation	85
3,132	*	Western Alliance Bancorp	22
35,534		Western Union Co	530
1,313		Westfield Financial, Inc	11
5,072		Whitney Holding Corp	47
4,204		Wilmington Trust Corp	47
980		Wilshire Bancorp, Inc	9
1,580		Wintrust Financial Corp	53
320		WSFS Financial Corp	11
8,469		Zions Bancorporation	183

		TOTAL DEPOSITORY INSTITUTIONS	44,375

EATING AND DRINKING PLACES - 1.1%
1,322	*	AFC Enterprises	12
896	*	BJ’s Restaurants, Inc	21
1,700		Bob Evans Farms, Inc	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,407		Brinker International, Inc	$78
937	*	Buffalo Wild Wings, Inc	34
4,855		Burger King Holdings, Inc	82
1,029	*	California Pizza Kitchen, Inc	16
1,126		CBRL Group, Inc	52
1,153	*	CEC Entertainment, Inc	41
3,164	*	Cheesecake Factory	70
1,665	*	Chipotle Mexican Grill, Inc (Class A)	228
3,114		CKE Restaurants, Inc	39
7,445		Darden Restaurants, Inc	289
6,036	*	Denny’s Corp	16
858	*	DineEquity, Inc	24
2,316	*	Domino’s Pizza, Inc	26
289	*	Einstein Noah Restaurant Group, Inc	3
2,907	*	Jack in the Box, Inc	57
3,561	*	Krispy Kreme Doughnuts, Inc	12
568	*	Landry’s Restaurants, Inc	14
812	*	McCormick & Schmick’s Seafood Restaurants, Inc	6
56,872		McDonald’s Corp	3,746
1,279	*	O’Charleys, Inc	7
1,116	*	Papa John’s International, Inc	26
1,227		PF Chang’s China Bistro, Inc	49
957	*	Red Robin Gourmet Burgers, Inc	16
3,070	*	Ruby Tuesday, Inc	26
1,588	*	Ruth’s Chris Steak House, Inc	7
3,411	*	Sonic Corp	26
39,395		Starbucks Corp	957
84	*	Steak N Shake Co	24
3,228	*	Texas Roadhouse, Inc (Class A)	41
17,379		Wendy’s/Arby’s Group, Inc (Class A)	69
24,712		Yum! Brands, Inc	965

		TOTAL EATING AND DRINKING PLACES	7,121

EDUCATIONAL SERVICES - 0.2%
960	*	American Public Education, Inc	42
6,794	*	Apollo Group, Inc (Class A)	289
641	*	Archipelago Learning, Inc	7
1,029	*	Bridgepoint Education, Inc	16
3,445	*	Career Education Corp	79
4,659	*	Corinthian Colleges, Inc	46
3,362		DeVry, Inc	176
1,290	*	Education Management Corp	20
1,646	*	Grand Canyon Education, Inc	39
1,854	*	ITT Educational Services, Inc	154
1,265	*	K12, Inc	28
522	*	Learning Tree International, Inc	6
870	*	Lincoln Educational Services Corp	18
386		National American University Holdings, Inc	3
705	*	Princeton Review, Inc	2
735		Strayer Education, Inc	153
1,448	*	Universal Technical Institute, Inc	34

		TOTAL EDUCATIONAL SERVICES	1,112

ELECTRIC, GAS, AND SANITARY SERVICES - 4.2%
35,394	*	AES Corp	327
4,012		AGL Resources, Inc	144
8,949		Allegheny Energy, Inc	185
1,693		Allete, Inc	58
5,798		Alliant Energy Corp	184
12,327		Ameren Corp	293
928		American Ecology Corp	14
25,307		American Electric Power Co, Inc	817
980		American States Water Co	32
8,048		American Water Works Co, Inc	166

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,429		Aqua America, Inc	$131
366		Artesian Resources Corp	7
4,941		Atmos Energy Corp	134
2,915		Avista Corp	57
2,076		Black Hills Corp	59
1,013		California Water Service Group	36
18,309	*	Calpine Corp	233
1,306	*	Casella Waste Systems, Inc (Class A)	5
20,864		Centerpoint Energy, Inc	275
616		Central Vermont Public Service Corp	12
563		CH Energy Group, Inc	22
551		Chesapeake Utilities Corp	17
2,252	*	Clean Energy Fuels Corp	34
1,182	*	Clean Harbors, Inc	78
3,305		Cleco Corp	87
12,153		CMS Energy Corp	178
518		Connecticut Water Service, Inc	11
14,905		Consolidated Edison, Inc	642
892		Consolidated Water Co, Inc	10
9,760		Constellation Energy Group, Inc	315
6,781	*	Covanta Holding Corp	112
2,304	*	Crosstex Energy, Inc	15
31,517		Dominion Resources, Inc	1,221
6,347		DPL, Inc	152
8,870		DTE Energy Co	405
70,015		Duke Energy Corp	1,120
5,930	*	Dynegy, Inc (Class A)	23
17,216		Edison International	546
38,435		El Paso Corp	427
2,315	*	El Paso Electric Co	45
1,913		Empire District Electric Co	36
3,865		Energen Corp	171
4,206		EnergySolutions, Inc	21
1,037	*	EnerNOC, Inc	33
10,006		Entergy Corp	717
35,130		Exelon Corp	1,334
16,114		FirstEnergy Corp	568
21,923		FPL Group, Inc	1,069
7,294		Great Plains Energy, Inc	124
5,035		Hawaiian Electric Industries, Inc	115
2,540		Idacorp, Inc	84
4,076		Integrys Energy Group, Inc	178
2,692		ITC Holdings Corp	142
1,170		Laclede Group, Inc	39
10,015		MDU Resources Group, Inc	181
1,200		MGE Energy, Inc	43
813		Middlesex Water Co	13
7,736	*	Mirant Corp	82
3,895		National Fuel Gas Co	179
2,248		New Jersey Resources Corp	79
2,400		Nicor, Inc	97
14,649		NiSource, Inc	212
9,300		Northeast Utilities	237
1,384		Northwest Natural Gas Co	60
1,907		NorthWestern Corp	50
13,488	*	NRG Energy, Inc	286
5,598		NSTAR	196
12,419		NV Energy, Inc	147
5,142		OGE Energy Corp	188
5,688		Oneok, Inc	246
1,079		Ormat Technologies, Inc	31
1,956		Otter Tail Corp	38
11,870		Pepco Holdings, Inc	186
19,686		PG&E Corp	809

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,198	*	Pico Holdings, Inc	$36
3,788		Piedmont Natural Gas Co, Inc	96
1,025	*	Pike Electric Corp	10
5,639		Pinnacle West Capital Corp	205
4,395		PNM Resources, Inc	49
3,954		Portland General Electric Co	72
20,023		PPL Corp	500
15,073		Progress Energy, Inc	591
26,745		Public Service Enterprise Group, Inc	838
9,263		Questar Corp	421
18,652	*	Reliant Energy, Inc	71
17,200		Republic Services, Inc	511
5,968		SCANA Corp	213
13,085		Sempra Energy	612
678		SJW Corp	16
1,559		South Jersey Industries, Inc	67
43,588		Southern Co	1,451
6,440		Southern Union Co	141
2,406		Southwest Gas Corp	71
1,436		Southwest Water Co	15
4,508	*	Stericycle, Inc	296
11,229		TECO Energy, Inc	169
5,761		UGI Corp	147
1,633		UIL Holdings Corp	41
1,902		Unisource Energy Corp	57
597		Unitil Corp	12
4,285		Vectren Corp	101
4,194	*	Waste Connections, Inc	146
25,533		Waste Management, Inc	799
1,458	*,m	Waste Services, Inc	17
5,819		Westar Energy, Inc	126
2,570		WGL Holdings, Inc	87
30,901		Williams Cos, Inc	565
6,214		Wisconsin Energy Corp	315
24,295		Xcel Energy, Inc	501
672		York Water Co	10

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	25,995

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.4%
3,857	*	A123 Systems, Inc	36
2,308	*	Acme Packet, Inc	62
1,368	*	Actel Corp	18
2,300		Acuity Brands, Inc	84
4,247	*	Adaptec, Inc	12
5,145	*	ADC Telecommunications, Inc	38
2,343	*	Advanced Analogic Technologies, Inc	7
2,485	*	Advanced Battery Technologies, Inc	8
1,919	*	Advanced Energy Industries, Inc	24
31,257	*	Advanced Micro Devices, Inc	229
15,906		Altera Corp	395
2,495	*	American Superconductor Corp	67
5,627		Ametek, Inc	226
4,798	*	Amkor Technology, Inc	26
9,173		Amphenol Corp (Class A)	360
3,097	*	Anadigics, Inc	14
15,668		Analog Devices, Inc	437
48,103	*	Apple Computer, Inc	12,099
3,650	*	Applied Micro Circuits Corp	38
760		Applied Signal Technology, Inc	15
6,732	*	Arris Group, Inc	69
3,697	*	Atheros Communications, Inc	102
24,398	*	Atmel Corp	117
1,909	*	ATMI, Inc	28
5,604	*	Avago Technologies Ltd	118

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,026	*	Avnet, Inc	$194
2,526		AVX Corp	32
1,469	*	AXT, Inc	7
723		AZZ, Inc	27
2,467		Baldor Electric Co	89
674		Bel Fuse, Inc (Class B)	11
3,344	*	Benchmark Electronics, Inc	53
1,630	*	BigBand Networks, Inc	5
2,605	*	Bookham, Inc	29
26,238		Broadcom Corp (Class A)	865
12,740	*	Capstone Turbine Corp	12
1,385	*	Ceradyne, Inc	30
1,230	*	Ceva, Inc	16
2,102	*	Checkpoint Systems, Inc	37
4,899	*	Ciena Corp	62
301,904	*	Cisco Systems, Inc	6,434
4,687	*	CommScope, Inc	111
1,497	*	Comtech Telecommunications Corp	45
4,201	*	Conexant Systems, Inc	9
8,852		Cooper Industries plc	390
457	*	CPI International, Inc	7
5,686	*	Cree, Inc	341
1,799		CTS Corp	17
828		Cubic Corp	30
8,640	*	Cypress Semiconductor Corp	87
591		DDi Corp	4
89,959	*	Dell, Inc	1,085
1,921	*	Diodes, Inc	30
2,836	*	Dolby Laboratories, Inc (Class A)	178
1,657	*	DSP Group, Inc	11
1,039	*	DTS, Inc	34
1,973	*	EchoStar Corp (Class A)	38
1,450	*	Electro Scientific Industries, Inc	19
956	*	EMS Technologies, Inc	14
3,706	*	Energizer Holdings, Inc	186
2,523	*	Energy Conversion Devices, Inc	10
2,547	*	EnerSys	54
3,090	*	Entropic Communications, Inc	20
10,461	*	Evergreen Solar, Inc	7
2,444	*	Exar Corp	17
3,666	*	Exide Technologies	19
6,623	*	Fairchild Semiconductor International, Inc	56
3,991	*	Finisar Corp	59
2,933	*	First Solar, Inc	334
1,238		Franklin Electric Co, Inc	36
1,543	*	FSI International, Inc	6
4,152	*	FuelCell Energy, Inc	5
900	*	Generac Holdings, Inc	13
1,197	*	Globecomm Systems, Inc	10
645	*	GP Strategies Corp	5
6,478	*	GrafTech International Ltd	95
1,370	*	Greatbatch, Inc	31
1,030	*	GSI Technology, Inc	6
3,104	*	GT Solar International, Inc	17
3,541	*	Harman International Industries, Inc	106
5,307	*	Harmonic, Inc	29
6,866		Harris Corp	286
3,340	*	Harris Stratex Networks, Inc (Class A)	12
1,630	*	Helen of Troy Ltd	36
123,976		Hewlett-Packard Co	5,366
5,110	*	Hexcel Corp	79
1,451	*	Hittite Microwave Corp	65
923	*	Hoku Scientific, Inc	3
218	*	Hutchinson Technology, Inc	1

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,552	*	Imation Corp	$14
5,171	*	Infinera Corp	33
9,197	*	Integrated Device Technology, Inc	46
1,216	*	Integrated Silicon Solution, Inc	9
294,120		Intel Corp	5,721
2,201	*	InterDigital, Inc	54
3,731	*	International Rectifier Corp	69
6,580		Intersil Corp (Class A)	80
1,382	*	IPG Photonics Corp	21
1,786	*	Iridium Communications, Inc	18
950	*	iRobot Corp	18
1,636	*	IXYS Corp	14
11,409	*	JDS Uniphase Corp	112
1,053	*	KIT Digital, Inc	9
6,130		L-3 Communications Holdings, Inc	434
6,305	*	Lattice Semiconductor Corp	27
2,443		Lincoln Electric Holdings, Inc	125
11,853		Linear Technology Corp	330
1,154	*	Littelfuse, Inc	36
732	*	Loral Space & Communications, Inc	31
1,293		LSI Industries, Inc	6
34,577	*	LSI Logic Corp	159
28,614	*	Marvell Technology Group Ltd	451
2,681	*	Mattson Technology, Inc	10
15,997		Maxim Integrated Products, Inc	268
383	*	MaxLinear, Inc	5
1,385	*	Maxwell Technologies, Inc	16
12,002	*	MEMC Electronic Materials, Inc	119
1,540	*	Mercury Computer Systems, Inc	18
2,035		Methode Electronics, Inc	20
2,455		Micrel, Inc	25
9,747		Microchip Technology, Inc	270
45,214	*	Micron Technology, Inc	384
4,543	*	Microsemi Corp	66
4,100	*	Microtune, Inc	9
4,736	*	Microvision, Inc	14
1,664	*	Mindspeed Technologies, Inc	12
2,847	*	MIPS Technologies, Inc	15
7,107		Molex, Inc	130
1,783	*	Monolithic Power Systems, Inc	32
2,390	*	Moog, Inc (Class A)	77
1,391	*	MoSys, Inc	6
122,820	*	Motorola, Inc	801
555	*	Multi-Fineline Electronix, Inc	14
206		National Presto Industries, Inc	19
12,329		National Semiconductor Corp	166
18,264	*	NetApp, Inc	681
3,270	*	Netlogic Microsystems, Inc	89
4,931	*	Novellus Systems, Inc	125
265	*	NVE Corp	12
30,239	*	Nvidia Corp	309
2,767	*	Omnivision Technologies, Inc	59
22,681	*	ON Semiconductor Corp	145
4,315	*	Openwave Systems, Inc	9
1,210	*	Oplink Communications, Inc	17
1,144	*	OpNext, Inc	2
869	*	OSI Systems, Inc	24
1,164		Park Electrochemical Corp	28
1,447	*	Pericom Semiconductor Corp	14
2,260	*	Photronics, Inc	10
2,609		Plantronics, Inc	75
2,133	*	Plexus Corp	57
1,628	*	PLX Technology, Inc	7
11,786	*	PMC - Sierra, Inc	89

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,570	*	Polycom, Inc	$136
1,248	*	Polypore International, Inc	28
458	*	Powell Industries, Inc	13
1,292		Power Integrations, Inc	42
3,047	*	Power-One, Inc	21
7,309	*	Powerwave Technologies, Inc	11
5,897	*	QLogic Corp	98
86,712		Qualcomm, Inc	2,848
5,683	*	Rambus, Inc	100
1,083		Raven Industries, Inc	37
1,983		Regal-Beloit Corp	111
14,144	*	RF Micro Devices, Inc	55
717		Richardson Electronics Ltd	6
1,014	*	Rogers Corp	28
782	*	Rubicon Technology, Inc	23
12,334	*	SanDisk Corp	519
4,084	*	Sanmina-SCI Corp	56
2,893	*	SatCon Technology Corp	8
1,446	*	Seachange International, Inc	12
3,192	*	Semtech Corp	52
2,605	*	ShoreTel, Inc	12
4,106	*	Silicon Image, Inc	14
2,428	*	Silicon Laboratories, Inc	98
205,247	*	Sirius XM Radio, Inc	195
9,357	*	Skyworks Solutions, Inc	157
3,071	*	Smart Modular Technologies WWH, Inc	18
684	*	Spansion, Inc	11
956	*	Spectrum Brands, Inc	24
663	*	Spectrum Control, Inc	9
1,279	*	Standard Microsystems Corp	30
898	*	Stoneridge, Inc	7
5,134	*	Sunpower Corp (Class A)	62
745	*	Supertex, Inc	18
1,033		Sycamore Networks, Inc	17
2,360	*	Symmetricom, Inc	12
1,797	*	Synaptics, Inc	49
2,804		Technitrol, Inc	9
3,400	*	Tekelec	45
2,103		Teleflex, Inc	114
20,396		Tellabs, Inc	130
161		Tessco Technologies, Inc	3
2,769	*	Tessera Technologies, Inc	44
64,607		Texas Instruments, Inc	1,504
2,807	*	Thomas & Betts Corp	97
3,408	*	Trident Microsystems, Inc	5
8,183	*	Triquint Semiconductor, Inc	50
4,098	*	TTM Technologies, Inc	39
928	*	Ultra Clean Holdings	8
1,466	*	Universal Display Corp	26
787	*	Universal Electronics, Inc	13
1,949	*	UQM Technologies, Inc	7
6,631	*	Utstarcom, Inc	12
3,936	*	Varian Semiconductor Equipment Associates, Inc	113
1,758	*	Viasat, Inc	57
128	*	Viasystems Group, Inc	2
1,023	*	Vicor Corp	13
1,204	*	Virage Logic Corp	14
9,163	*	Vishay Intertechnology, Inc	71
1,235	*	Volterra Semiconductor Corp	28
3,974		Whirlpool Corp	349
14,723		Xilinx, Inc	372
3,311	*	Zix Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,635	*	Zoltek Cos, Inc	$14
2,706	*	Zoran Corp	26

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	52,125

ENGINEERING AND MANAGEMENT SERVICES - 0.9%
997	*	Accelrys, Inc	6
32,317		Accenture plc	1,249
629	*	Accretive Health, Inc	8
900	*	Advisory Board Co	39
5,411	*	Aecom Technology Corp	125
991	*	Affymax, Inc	6
7,598	*	Amylin Pharmaceuticals, Inc	143
5,377	*	Ariad Pharmaceuticals, Inc	15
669		CDI Corp	10
4,841	*	Celera Corp	32
1,080	*	comScore, Inc	18
1,166		Core Laboratories NV	172
603	*	Cornell Cos, Inc	16
1,871		Corporate Executive Board Co	49
717	*	CRA International, Inc	13
1,108		Diamond Management & Technology Consultants, Inc	11
4,970	*	Dyax Corp	11
2,888	*	eResearch Technology, Inc	23
1,856	*	Exact Sciences Corp	8
5,381	*	Exelixis, Inc	19
951	*	Exponent, Inc	31
9,456		Fluor Corp	402
691	*	Franklin Covey Co	4
2,145	*	Furmanite Corp	9
3,642	*	Genpact Ltd	57
2,705	*	Gen-Probe, Inc	123
4,285	*	Hewitt Associates, Inc (Class A)	148
1,422	*	Hill International, Inc	6
1,154	*	Huron Consulting Group, Inc	22
892	*	ICF International, Inc	21
4,807	*	Incyte Corp	53
1,026	*	Infinity Pharmaceuticals, Inc	6
4,173	*	Inovio Biomedical Corp	4
5,202	*	Isis Pharmaceuticals, Inc	50
6,628	*	Jacobs Engineering Group, Inc	242
8,502		KBR, Inc	173
798	*	Kendle International, Inc	9
498		Landauer, Inc	30
1,184	*	LECG Corp	3
10,577	*	Lexicon Pharmaceuticals, Inc	14
2,138	*	Luminex Corp	35
923		MAXIMUS, Inc	53
1,801	*	Maxygen, Inc	10
12,545	*	McDermott International, Inc	272
455		MedQuist, Inc	4
445	*	Michael Baker Corp	16
757	*	Mistras Group, Inc	8
5,380	*	Myriad Genetics, Inc	80
2,873	*	Navigant Consulting, Inc	30
1,729	*	Omnicell, Inc	20
17,058		Paychex, Inc	443
3,481	*	Regeneron Pharmaceuticals, Inc	78
11,466	*	Rentech, Inc	11
2,774	*	Resources Connection, Inc	38
2,722	*	Rigel Pharmaceuticals, Inc	20
3,216	*	RTI Biologics, Inc	9
16,447	*	SAIC, Inc	275
2,157	*	Sangamo Biosciences, Inc	8
3,562	*	Savient Pharmaceuticals, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,106	*	Senomyx, Inc	$8
3,166	*	Sequenom, Inc	19
4,515	*	Shaw Group, Inc	154
262	*	SPS Commerce, Inc	3
695	*	Stanley, Inc	26
1,956	*,m	Symyx Technologies, Inc	10
779	*	Tejon Ranch Co	18
3,264	*	Tetra Tech, Inc	64
2,310		Towers Watson & Co	90
360	*	Transcend Services, Inc	5
4,401	*	URS Corp	173
205		VSE Corp	7

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,412

FABRICATED METAL PRODUCTS - 0.6%
1,788	*	Alliant Techsystems, Inc	111
532		Ameron International Corp	32
3,582		Aptargroup, Inc	135
4,993		Ball Corp	264
1,631	*	Chart Industries, Inc	25
990		CIRCOR International, Inc	25
6,046		Commercial Metals Co	80
1,268	*	Commercial Vehicle Group, Inc	13
2,617		Crane Co	79
8,565	*	Crown Holdings, Inc	214
757		Dynamic Materials Corp	12
2,356	*	Griffon Corp	26
727		Gulf Island Fabrication, Inc	11
267	*	Hawk Corp	7
23,292		Illinois Tool Works, Inc	962
916		Insteel Industries, Inc	11
904	*	Ladish Co, Inc	21
362	*	Lifetime Brands, Inc	5
2,280	*	Mobile Mini, Inc	37
8,122		Mueller Water Products, Inc (Class A)	30
926	*	NCI Building Systems, Inc	8
328	*	North American Galvanizing & Coating, Inc	3
8,515		Parker Hannifin Corp	472
421	*	Park-Ohio Holdings Corp	6
5,113		Pentair, Inc	165
1,041	*	Pgt, Inc	3
1,987		Quanex Building Products Corp	34
2,844		Silgan Holdings, Inc	81
2,152		Simpson Manufacturing Co, Inc	53
2,979	*	Smith & Wesson Holding Corp	12
3,058		Snap-On, Inc	125
8,527		Stanley Works	431
957		Sturm Ruger & Co, Inc	14
685		Sun Hydraulics Corp	16
3,948	*	Taser International, Inc	15
809	*	Trimas Corp	9
1,173		Valmont Industries, Inc	85
1,666		Watts Water Technologies, Inc (Class A)	48

		TOTAL FABRICATED METAL PRODUCTS	3,680

FOOD AND KINDRED PRODUCTS - 3.8%
1,141	*	American Italian Pasta Co	60
33,987		Archer Daniels Midland Co	878
1,189		B&G Foods, Inc (Class A)	13
400	*	Boston Beer Co, Inc (Class A)	27
7,623		Bunge Ltd	375
9,720		Campbell Soup Co	348
3,024	*	Central Garden and Pet Co (Class A)	27
263		Coca-Cola Bottling Co Consolidated	13
111,346		Coca-Cola Co	5,581

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,847		Coca-Cola Enterprises, Inc	$436
23,553		ConAgra Foods, Inc	549
9,688	*	Constellation Brands, Inc (Class A)	151
3,972		Corn Products International, Inc	120
4,436	*	Darling International, Inc	33
9,678	*	Dean Foods Co	97
10,500		Del Monte Foods Co	151
1,154		Diamond Foods, Inc	47
12,988		Dr Pepper Snapple Group, Inc	486
616		Farmer Bros Co	9
4,071		Flowers Foods, Inc	99
35,080		General Mills, Inc	1,246
16,715		H.J. Heinz Co	722
3,675	*	Hansen Natural Corp	144
8,128		Hershey Co	390
3,777		Hormel Foods Corp	153
740		Imperial Sugar Co	7
800		J&J Snack Foods Corp	34
6,296		J.M. Smucker Co	379
366	*	John B. Sanfilippo & Son, Inc	5
13,619		Kellogg Co	685
84,803		Kraft Foods, Inc (Class A)	2,375
975		Lancaster Colony Corp	52
1,626		Lance, Inc	27
563	*	M&F Worldwide Corp	15
6,903		McCormick & Co, Inc	262
10,832		Mead Johnson Nutrition Co	543
621	*	Mgp Ingredients, Inc	4
6,834		Molson Coors Brewing Co (Class B)	290
621		National Beverage Corp	8
842	*	Peet’s Coffee & Tea, Inc	33
85,257		PepsiCo, Inc	5,196
3,026	*	Ralcorp Holdings, Inc	166
8,877		Reynolds American, Inc	463
1,203		Sanderson Farms, Inc	61
34,939		Sara Lee Corp	493
365	*	Seneca Foods Corp	12
3,778	*	Smart Balance, Inc	15
6,686	*	Smithfield Foods, Inc	100
1,153		Tootsie Roll Industries, Inc	27
1,921	*	TreeHouse Foods, Inc	88
15,785		Tyson Foods, Inc (Class A)	259

		TOTAL FOOD AND KINDRED PRODUCTS	23,754

FOOD STORES - 0.3%
66		Arden Group, Inc (Class A)	6
404	*	Caribou Coffee Co, Inc	4
1,712	*	Dole Food Co, Inc	18
2,122	*	Great Atlantic & Pacific Tea Co, Inc	8
700		Ingles Markets, Inc (Class A)	11
34,097		Kroger Co	671
1,518	*	Panera Bread Co (Class A)	114
1,214	*	Pantry, Inc	17
2,157		Ruddick Corp	67
20,549		Safeway, Inc	404
11,240		Supervalu, Inc	122
233	*	Susser Holdings Corp	3
424		Village Super Market (Class A)	11
311		Weis Markets, Inc	10
7,145	*	Whole Foods Market, Inc	257
2,891	*	Winn-Dixie Stores, Inc	28

		TOTAL FOOD STORES	1,751

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

FORESTRY - 0.1%
4,243		Rayonier, Inc	$187
11,182		Weyerhaeuser Co	393

		TOTAL FORESTRY	580

FURNITURE AND FIXTURES - 0.2%
478	*	Astronics Corp	8
1,299		Ethan Allen Interiors, Inc	18
2,907	*	Furniture Brands International, Inc	15
3,007		Herman Miller, Inc	57
3,333		Hill-Rom Holdings, Inc	101
2,339		HNI Corp	65
680		Hooker Furniture Corp	7
1,737		Kimball International, Inc (Class B)	10
3,360	*	Kinetic Concepts, Inc	123
2,552	*	La-Z-Boy, Inc	19
7,834		Leggett & Platt, Inc	157
18,960		Masco Corp	204
2,732	*	Sealy Corp	7
2,905	*	Select Comfort Corp	25
3,734		Steelcase, Inc (Class A)	29
3,828	*	Tempur-Pedic International, Inc	118

		TOTAL FURNITURE AND FIXTURES	963

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
13,917	*	Bed Bath & Beyond, Inc	516
1,678	*	Bell Microproducts, Inc	12
8,074	*	GameStop Corp (Class A)	152
1,232		Haverty Furniture Cos, Inc	15
750	*	hhgregg, Inc	17
2,470		Knoll, Inc	33
6,020	*	Pier 1 Imports, Inc	39
6,634		RadioShack Corp	129
303	*	Rex Stores Corp	5
1,789	*	Tuesday Morning Corp	7
5,095		Williams-Sonoma, Inc	126

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,051

GENERAL BUILDING CONTRACTORS - 0.2%
454	*	Avatar Holdings, Inc	9
2,994	*	Beazer Homes USA, Inc	11
485	*	Brookfield Homes Corp	3
379	*	Cavco Industries, Inc	13
14,750		DR Horton, Inc	145
2,297	*	Hovnanian Enterprises, Inc (Class A)	8
4,044		KB Home	44
7,949		Lennar Corp (Class A)	111
862	*	M/I Homes, Inc	8
1,316		McGrath RentCorp	30
2,061		MDC Holdings, Inc	56
1,694	*	Meritage Homes Corp	28
323	*	NVR, Inc	212
1,399	*	Perini Corp	23
17,820	*	Pulte Homes, Inc	148
2,334		Ryland Group, Inc	37
5,166	*	Standard-Pacific Corp	17
1,110	*	Team, Inc	14
7,726	*	Toll Brothers, Inc	126

		TOTAL GENERAL BUILDING CONTRACTORS	1,043

GENERAL MERCHANDISE STORES - 1.6%
2,441	*	99 Cents Only Stores	36
4,282	*	Big Lots, Inc	137
2,786	*	BJ’s Wholesale Club, Inc	103
447	*	Bon-Ton Stores, Inc/the	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,565		Casey’s General Stores, Inc	$90
481	*	Conn’s, Inc	3
23,356		Costco Wholesale Corp	1,281
2,499		Dillard’s, Inc (Class A)	54
3,558	*	Dollar General Corp	98
7,148		Family Dollar Stores, Inc	269
2,092		Fred’s, Inc (Class A)	23
12,475		JC Penney Co, Inc	268
22,317		Macy’s, Inc	400
1,292	*	Retail Ventures, Inc	10
7,006	*	Saks, Inc	53
2,401	*	Sears Holdings Corp	155
1,440	*	Stein Mart, Inc	9
38,938		Target Corp	1,915
107,872		Wal-Mart Stores, Inc	5,185

		TOTAL GENERAL MERCHANDISE STORES	10,093

HEALTH SERVICES - 1.3%
1,316	*	Alliance Imaging, Inc	5
2,099	*	Allied Healthcare International, Inc	5
380	*	Almost Family, Inc	13
1,533	*	Amedisys, Inc	67
425		America Service Group, Inc	7
608	*	American Dental Partners, Inc	7
14,943		AmerisourceBergen Corp	475
1,528	*	Amsurg Corp	27
553	*	Assisted Living Concepts, Inc (A Shares)	16
1,242	*	Bio-Reference Labs, Inc	28
4,417	*	Brookdale Senior Living, Inc	66
5,083	*	Community Health Systems, Inc	172
1,564	*	Continucare Corp	5
467	*	Corvel Corp	16
3,457	*	Covance, Inc	177
7,805	*	Coventry Health Care, Inc	138
2,234	*	Cross Country Healthcare, Inc	20
1,413	*	CryoLife, Inc	8
5,495	*	DaVita, Inc	343
1,474	*	eHealth, Inc	17
1,185	*	Emeritus Corp	19
711		Ensign Group, Inc	12
1,864	*	Enzo Biochem, Inc	8
28,980	*	Express Scripts, Inc	1,363
393	*	Five Star Quality Care, Inc	1
810	*	Genomic Health, Inc	11
920	*	Genoptix, Inc	16
1,497	*	Gentiva Health Services, Inc	40
1,399	*	Health Grades, Inc	8
13,239	*	Health Management Associates, Inc (Class A)	103
4,886	*	Healthsouth Corp	91
1,788	*	Healthways, Inc	21
3,543	*	Immunomedics, Inc	11
904	*	IPC The Hospitalist Co, Inc	23
1,974	*	Kindred Healthcare, Inc	25
5,514	*	Laboratory Corp of America Holdings	416
939	*	LCA-Vision, Inc	5
735	*	LHC Group, Inc	20
2,956	*	LifePoint Hospitals, Inc	93
5,117	*	Lincare Holdings, Inc	166
1,669	*	Magellan Health Services, Inc	61
14,343		McKesson Corp	963
955	*	Medcath Corp	8
24,147	*	Medco Health Solutions, Inc	1,330
506		National Healthcare Corp	18
4,982	*	Nektar Therapeutics	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,738	*	Odyssey HealthCare, Inc	$47
6,412		Omnicare, Inc	152
2,410	*	Pediatrix Medical Group, Inc	134
5,577		Pharmaceutical Product Development, Inc	142
2,953	*	Psychiatric Solutions, Inc	97
7,888		Quest Diagnostics, Inc	393
1,200	*	RehabCare Group, Inc	26
2,500	*	Select Medical Holdings Corp	17
1,374	*	Skilled Healthcare Group, Inc (Class A)	9
2,274	*	Sun Healthcare Group, Inc	18
2,773	*	Sunrise Senior Living, Inc	8
700	*	Team Health Holdings, Inc	9
28,196	*	Tenet Healthcare Corp	122
4,753		Universal Health Services, Inc (Class B)	181
701	*	US Physical Therapy, Inc	12
379	*	Virtual Radiologic Corp	7

		TOTAL HEALTH SERVICES	7,878

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
4,873	*	Broadwind Energy, Inc	14
1,314	*	Comverge, Inc	12
1,832		Granite Construction, Inc	43
3,079		Great Lakes Dredge & Dock Corp	19
659	*	LB Foster Co (Class A)	17
1,545	*	Matrix Service Co	14
881	*	MYR Group, Inc	15
1,499	*	Orion Marine Group, Inc	21
701	*	Sterling Construction Co, Inc	9

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	164

HOLDING AND OTHER INVESTMENT OFFICES - 4.9%
2,117		Acadia Realty Trust	36
2,351	*	Affiliated Managers Group, Inc	143
505		Agree Realty Corp	12
123		Alexander’s, Inc	37
2,162		Alexandria Real Estate Equities, Inc	137
8,886		AMB Property Corp	211
2,766		American Campus Communities, Inc	75
1,621		American Capital Agency Corp	43
29,577		Annaly Mortgage Management, Inc	507
6,519		Anworth Mortgage Asset Corp	46
6,369		Apartment Investment & Management Co (Class A)	123
575		Apollo Commercial Real Estate Finance, Inc	9
2,185	*	Ashford Hospitality Trust, Inc	16
1,671		Associated Estates Realty Corp	22
4,387		AvalonBay Communities, Inc	410
91,429	*	Berkshire Hathaway, Inc (Class B)	7,286
5,385		BioMed Realty Trust, Inc	87
7,352		Boston Properties, Inc	524
7,051		Brandywine Realty Trust	76
3,674		BRE Properties, Inc (Class A)	136
3,481		Camden Property Trust	142
2,642		Capital Lease Funding, Inc	12
151		Capital Southwest Corp	13
3,219		Capstead Mortgage Corp	36
7,851		CBL & Associates Properties, Inc	98
2,712		Cedar Shopping Centers, Inc	16
464	*	Chatham Lodging Trust	8
442		Cherokee, Inc	8
2,241		Cogdell Spencer, Inc	15
3,686		Colonial Properties Trust	54
772		Colony Financial, Inc	13
3,120		Corporate Office Properties Trust	118
4,712		Cousins Properties, Inc	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

696		CreXus Investment Corp	$9
1,102		Danvers Bancorp, Inc	16
10,500		DCT Industrial Trust, Inc	47
11,153		Developers Diversified Realty Corp	110
8,158		DiamondRock Hospitality Co	67
4,296		Digital Realty Trust, Inc	248
6,476		Douglas Emmett, Inc	92
13,061		Duke Realty Corp	148
673		Dynex Capital, Inc	6
1,377		EastGroup Properties, Inc	49
1,200		Education Realty Trust, Inc	7
2,472		Entertainment Properties Trust	94
1,377		Equity Lifestyle Properties, Inc	66
2,074		Equity One, Inc	32
15,063		Equity Residential	627
1,592		Essex Property Trust, Inc	155
803	*	Excel Trust, Inc	10
4,748		Extra Space Storage, Inc	66
3,245		Federal Realty Investment Trust	228
3,926	*	FelCor Lodging Trust, Inc	20
672	*	Financial Engines, Inc	9
2,899	*	First Industrial Realty Trust, Inc	14
1,470		First Potomac Realty Trust	21
3,639		Franklin Street Properties Corp	43
13,050	b	General Growth Properties, Inc	173
1,193		Getty Realty Corp	27
1,256		Gladstone Capital Corp	14
498		Gladstone Commercial Corp	8
4,360		Glimcher Realty Trust	26
1,395	*	Harris & Harris Group, Inc	6
2,160		Hatteras Financial Corp	60
15,549		HCP, Inc	501
6,561		Health Care REIT, Inc	276
3,212		Healthcare Realty Trust, Inc	71
5,883		Hersha Hospitality Trust	27
991	*	HFF, Inc (Class A)	7
3,786		Highwoods Properties, Inc	105
2,378	*	Hilltop Holdings, Inc	24
2,096		Home Properties, Inc	94
6,635		Hospitality Properties Trust	140
35,598		Host Marriott Corp	480
13,475		HRPT Properties Trust	84
4,699		Inland Real Estate Corp	37
1,363		Invesco Mortgage Capital, Inc	27
3,940		Investors Real Estate Trust	35
1,000	*	Ironwood Pharmaceuticals, Inc	12
126,000		iShares Russell 3000 Index Fund	7,696
5,389	*	iStar Financial, Inc	24
3,249	*	Jamba, Inc	7
2,878		Kilroy Realty Corp	86
21,105		Kimco Realty Corp	284
2,891		Kite Realty Group Trust	12
3,698		LaSalle Hotel Properties	76
5,143		Lexington Corporate Properties Trust	31
5,687		Liberty Property Trust	164
1,314		LTC Properties, Inc	32
7,112		Macerich Co	265
4,206		Mack-Cali Realty Corp	125
2,548	*	Maguire Properties, Inc	7
647		Main Street Capital Corp	10
6,789		Medical Properties Trust, Inc	64
14,787		MFA Mortgage Investments, Inc	109
1,597		Mid-America Apartment Communities, Inc	82
1,230		Mission West Properties, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,597		Monmouth Real Estate Investment Corp (Class A)	$19
1,507		MVC Capital, Inc	19
1,400		National Health Investors, Inc	54
4,414		National Retail Properties, Inc	95
5,757		Nationwide Health Properties, Inc	206
3,315	*	Newcastle Investment Corp	9
3,670		NorthStar Realty Finance Corp	10
4,423		Omega Healthcare Investors, Inc	88
946		Parkway Properties, Inc	14
900	*	Pebblebrook Hotel Trust	17
2,924		Pennsylvania Real Estate Investment Trust	36
900	*	Pennymac Mortgage Investment Trust	14
2,500		Piedmont Office Realty Trust, Inc	47
8,617		Plum Creek Timber Co, Inc	298
2,677		Post Properties, Inc	61
2,494		Potlatch Corp	89
25,473		Prologis	258
3,632		Prospect Capital Corp	35
1,073		PS Business Parks, Inc	60
7,414		Public Storage, Inc	652
3,865	*	RAIT Investment Trust	7
992		Ramco-Gershenson Properties	10
5,513		Realty Income Corp	167
4,253		Redwood Trust, Inc	62
4,430		Regency Centers Corp	152
1,355		Resource Capital Corp	8
590		Saul Centers, Inc	24
6,554		Senior Housing Properties Trust	132
14,851		Simon Property Group, Inc	1,199
4,148		SL Green Realty Corp	228
1,302		Sovran Self Storage, Inc	45
470	*	SRS Labs, Inc	4
2,060		Starwood Property Trust, Inc	35
7,422	*	Strategic Hotels & Resorts, Inc	33
1,069		Sun Communities, Inc	28
5,186	*	Sunstone Hotel Investors, Inc	52
2,138		Tanger Factory Outlet Centers, Inc	88
2,937		Taubman Centers, Inc	111
400	*	Terreno Realty Corp	7
1,357		Two Harbors Investment Corp	11
8,585		UDR, Inc	164
507		UMH Properties, Inc	5
1,095		Universal Health Realty Income Trust	35
1,407		Urstadt Biddle Properties, Inc (Class A)	23
4,966		U-Store-It Trust	37
4,769	*	Vantage Drilling Co	6
8,296		Ventas, Inc	390
17,547		Virgin Media, Inc	293
354	*	Virtus Investment Partners, Inc	7
8,538		Vornado Realty Trust	623
3,395	*	WABCO Holdings, Inc	107
1,139		Walter Investment Management Corp	19
3,217		Washington Real Estate Investment Trust	89
5,688		Weingarten Realty Investors	108
965		Winthrop Realty Trust	12

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	30,403

HOTELS AND OTHER LODGING PLACES - 0.4%
1,418		Ameristar Casinos, Inc	21
1,131	*	Bluegreen Corp	3
2,948	*	Boyd Gaming Corp	25
400	*	Chesapeake Lodging Trust	6
1,471		Choice Hotels International, Inc	45
2,114	*	Gaylord Entertainment Co	47
2,300	*	Hyatt Hotels Corp	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,142	*	Isle of Capri Casinos, Inc	$11
16,657	*	Las Vegas Sands Corp	369
1,242		Marcus Corp	12
14,431		Marriott International, Inc (Class A)	432
14,481	*	MGM Mirage	140
604	*	Monarch Casino & Resort, Inc	6
1,158	*	Morgans Hotel Group Co	7
4,684	*	Orient-Express Hotels Ltd (Class A)	35
660	*	Outdoor Channel Holdings, Inc	3
490	*	Red Lion Hotels Corp	3
10,017		Starwood Hotels & Resorts Worldwide, Inc	415
1,845	*	Vail Resorts, Inc	64
9,502		Wyndham Worldwide Corp	191
3,957		Wynn Resorts Ltd	302

		TOTAL HOTELS AND OTHER LODGING PLACES	2,222

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.9%
37,696		3M Co	2,978
1,591	*	3PAR, Inc	15
1,014		Aaon, Inc	24
2,862		Actuant Corp (Class A)	54
4,927	*	AGCO Corp	133
374		Alamo Group, Inc	8
3,068	*	Allis-Chalmers Energy, Inc	6
1,557	*	Altra Holdings, Inc	20
475		Ampco-Pittsburgh Corp	10
70,994		Applied Materials, Inc	853
420	*	Argan, Inc	4
1,044	*	Astec Industries, Inc	29
5,359	*	Axcelis Technologies, Inc	8
973		Black Box Corp	27
2,508	*	Blount International, Inc	26
3,023		Briggs & Stratton Corp	51
22,509	*	Brocade Communications Systems, Inc	116
3,756	*	Brooks Automation, Inc	29
3,970		Bucyrus International, Inc (Class A)	188
3,214		Carlisle Cos, Inc	116
674		Cascade Corp	24
32,872		Caterpillar, Inc	1,975
3,565	*	Cirrus Logic, Inc	56
963	*	CNH Global NV	22
1,273	*	Colfax Corp	13
1,162	*	Columbus McKinnon Corp	16
1,943	*	Cray, Inc	11
10,600		Cummins, Inc	690
2,418		Curtiss-Wright Corp	70
1,601	*	Cymer, Inc	48
22,461		Deere & Co	1,251
3,499		Diebold, Inc	95
4,254		Donaldson Co, Inc	181
619	*	Douglas Dynamics, Inc	7
9,873		Dover Corp	413
4,447	*	Dresser-Rand Group, Inc	140
1,762	*	Dril-Quip, Inc	78
8,859		Eaton Corp	580
108,666	*	EMC Corp	1,989
39,820		Emerson Electric Co	1,740
4,937	*	Emulex Corp	45
3,258	*	Ener1, Inc	11
1,258	*	EnPro Industries, Inc	35
6,714	*	Entegris, Inc	27
6,147	*	Extreme Networks, Inc	17
2,307	*	Flow International Corp	5
2,997		Flowserve Corp	254

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,423	*	FMC Technologies, Inc	$338
1,772	*	Fortinet, Inc	29
1,063	*	Fuel Tech, Inc	7
2,782		Gardner Denver, Inc	124
565,364		General Electric Co	8,153
986		Gorman-Rupp Co	25
3,212		Graco, Inc	91
604		Graham Corp	9
4,356		IDEX Corp	124
1,615	*	Immersion Corp	8
17,014		Ingersoll-Rand plc	587
2,592	*	Intermec, Inc	27
67,789		International Business Machines Corp	8,371
15,766		International Game Technology	248
1,163	*	Intevac, Inc	12
1,429	*	Isilon Systems, Inc	18
9,698		ITT Industries, Inc	436
9,514		Jabil Circuit, Inc	127
1,665		John Bean Technologies Corp	25
35,569		Johnson Controls, Inc	956
5,446		Joy Global, Inc	273
888	*	Kadant, Inc	15
1,677		Kaydon Corp	55
3,920		Kennametal, Inc	100
3,600	*	Kulicke & Soffa Industries, Inc	25
6,691	*	Lam Research Corp	255
2,489		Lennox International, Inc	103
4,153	*	Lexmark International, Inc (Class A)	137
700		Lindsay Manufacturing Co	22
1,577		Lufkin Industries, Inc	61
7,382		Manitowoc Co, Inc	67
288	*	Meru Networks, Inc	3
901		Met-Pro Corp	10
4,246	*	Micros Systems, Inc	135
902	*	Middleby Corp	48
2,342	*	Modine Manufacturing Co	18
381		Nacco Industries, Inc (Class A)	34
714	*	Natural Gas Services Group, Inc	11
2,686	*	Netezza Corp	37
1,861	*	Netgear, Inc	33
2,003	*	Network Engines, Inc	5
1,888		Nordson Corp	106
15,917		Northrop Grumman Corp	867
2,669	*	Oil States International, Inc	106
6,177		Pall Corp	212
9,372	*,m	Palm, Inc	53
11,219		Pitney Bowes, Inc	246
762	*	PMFG, Inc	12
836		Primoris Services Corp	5
1,799	*	Pure Bioscience	4
12,525	*	Quantum Corp	24
1,782	*	Rackable Systems, Inc	13
20,147		Raytheon Co	975
1,335	*	RBC Bearings, Inc	39
630	*	Rimage Corp	10
3,287	*	Riverbed Technology, Inc	91
1,526		Robbins & Myers, Inc	33
1,299	*	Safeguard Scientifics, Inc	14
744	*	Sauer-Danfoss, Inc	9
1,430	*	Scansource, Inc	36
3,758	*	Scientific Games Corp (Class A)	35
25,765	*	Seagate Technology, Inc	336
1,525	*	Sigma Designs, Inc	15
2,680		SPX Corp	142

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

800		Standex International Corp	$20
2,145	*	STEC, Inc	27
1,355	*	Super Micro Computer, Inc	18
746	*	T-3 Energy Services, Inc	21
1,000	*	Tecumseh Products Co (Class A)	11
1,004		Tennant Co	34
8,824	*	Teradata Corp	269
5,654	*	Terex Corp	106
14,999		Textron, Inc	255
471	*	Thermadyne Holdings Corp	5
4,570		Timken Co	119
1,803		Toro Co	89
562		Twin Disc, Inc	6
26,577		Tyco International Ltd	936
1,279	*	Ultratech, Inc	21
6,532	*	Varian Medical Systems, Inc	341
4,529	*	VeriFone Holdings, Inc	86
1,468		Watsco, Inc	85
12,203	*	Western Digital Corp	368
3,508		Woodward Governor Co	90
71,641		Xerox Corp	576
1,580	*	Xyratex Ltd	22
2,804	*	Zebra Technologies Corp (Class A)	71

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	42,609

INSTRUMENTS AND RELATED PRODUCTS - 3.5%
1,214	*	Abaxis, Inc	26
1,811	*	Abiomed, Inc	18
2,669	*	Accuray, Inc	18
4,200	*	Affymetrix, Inc	25
514	*	AGA Medical Holdings, Inc	7
18,405	*	Agilent Technologies, Inc	523
3,667		Alcon, Inc	543
3,127	*	Align Technology, Inc	46
16,077		Allergan, Inc	937
2,729	*	Alphatec Holdings, Inc	13
3,974	*	American Medical Systems Holdings, Inc	88
513		American Science & Engineering, Inc	39
711		Analogic Corp	32
1,061	*	Anaren, Inc	16
1,310	*	Angiodynamics, Inc	19
3,605	*	Antares Pharma, Inc	6
4,332	*	Applied Energetics, Inc	4
730	*	Argon ST, Inc	25
1,336	*	Arthrocare Corp	41
86		Atrion Corp	12
2,626	*	ATS Medical, Inc	10
779		Badger Meter, Inc	30
5,029		Bard (C.R.), Inc	390
31,536		Baxter International, Inc	1,282
3,734		Beckman Coulter, Inc	225
12,336		Becton Dickinson & Co	834
1,030	*	Bio-Rad Laboratories, Inc (Class A)	89
80,715	*	Boston Scientific Corp	468
3,825	*	Bruker BioSciences Corp	47
2,371	*	Caliper Life Sciences, Inc	10
711		Cantel Medical Corp	12
1,317	*	CardioNet, Inc	7
9,658	*	CareFusion Corp	219
3,215	*	Cepheid, Inc	52
1,975	*	Cerus Corp	6
2,897	*	Clarient, Inc	9
1,347	*	Coherent, Inc	46
1,302		Cohu, Inc	16
1,595	*	Conmed Corp	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,399		Cooper Cos, Inc	$95
25,825		Covidien plc	1,038
646	*	Cutera, Inc	6
1,543	*	Cyberonics, Inc	37
475	*	Cynosure, Inc (Class A)	5
28,082		Danaher Corp	1,042
1,929	*	Delcath Systems, Inc	12
7,830		Dentsply International, Inc	234
2,984	*	Depomed, Inc	8
3,033	*	DexCom, Inc	35
911	*	Dionex Corp	68
430	*	DXP Enterprises, Inc	7
14,610	*	Eastman Kodak Co	63
6,004	*	Edwards Lifesciences Corp	336
988	*	Electro-Optical Sciences, Inc	7
2,539	*	Endologix, Inc	11
1,380		ESCO Technologies, Inc	36
1,554	*	Esterline Technologies Corp	74
4,392	*	ev3, Inc	98
408	*	Exactech, Inc	7
910	*	FARO Technologies, Inc	17
2,013	*	FEI Co	40
8,113	*	Flir Systems, Inc	236
2,618	*	Formfactor, Inc	28
2,682	*	Fossil, Inc	93
5,941		Garmin Ltd	173
1,343	*	Haemonetics Corp	72
1,363	*	Hanger Orthopedic Group, Inc	24
2,402	*	HealthTronics, Inc	12
807	*	Herley Industries, Inc	12
3,288		Hillenbrand, Inc	70
13,950	*	Hologic, Inc	194
632	*	ICU Medical, Inc	20
344	*	ICx Technologies, Inc	3
1,400	*	II-VI, Inc	41
6,455	*	Illumina, Inc	281
2,021	*	Insulet Corp	30
1,114	*	Integra LifeSciences Holdings Corp	41
2,047	*	Intuitive Surgical, Inc	646
1,548		Invacare Corp	32
6,522	*	ION Geophysical Corp	23
1,079	*	IRIS International, Inc	11
2,131	*	Itron, Inc	132
1,708	*	Ixia	15
372		Keithley Instruments, Inc	3
520	*	Kensey Nash Corp	12
8,993		Kla-Tencor Corp	251
4,206	*	Kopin Corp	14
758	*	KVH Industries, Inc	9
4,064	*	L-1 Identity Solutions, Inc	33
725	*	LaBarge, Inc	8
9,647	*	Life Technologies Corp	456
7,224	*	LTX-Credence Corp	20
853	*	Lydall, Inc	7
1,334	*	MAKO Surgical Corp	17
2,792		Masimo Corp	66
742	*	Measurement Specialties, Inc	10
873	*	Medical Action Industries, Inc	10
58,235		Medtronic, Inc	2,112
1,469	*	Merit Medical Systems, Inc	24
1,782	*	Mettler-Toledo International, Inc	199
935	*	Micrus Endovascular Corp	19
2,999	*	Millipore Corp	320
1,391		Mine Safety Appliances Co	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,658	*	MKS Instruments, Inc	$50
817	*	Movado Group, Inc	9
860		MTS Systems Corp	25
753	*	Nanometrics, Inc	8
3,061		National Instruments Corp	97
1,662	*	Natus Medical, Inc	27
1,314	*	Neogen Corp	34
2,159	*	Newport Corp	20
2,136	*	NuVasive, Inc	76
1,296	*	NxStage Medical, Inc	19
1,010	*	Orthofix International NV	32
3,708	*	Orthovita, Inc	8
246	*	OYO Geospace Corp	12
1,140	*	Palomar Medical Technologies, Inc	13
6,229		PerkinElmer, Inc	129
4,039	*	Resmed, Inc	246
566	*	Rochester Medical Corp	5
7,542		Rockwell Automation, Inc	370
8,413		Rockwell Collins, Inc	447
1,683	*	Rofin-Sinar Technologies, Inc	35
4,830		Roper Industries, Inc	270
1,464	*	Rudolph Technologies, Inc	11
892	*,m	SenoRx, Inc	10
1,762	*	Sirona Dental Systems, Inc	61
3,016	*	Solta Medical, Inc	6
748	*	Somanetics Corp	19
1,200	*	Sonic Solutions, Inc	10
766	*	SonoSite, Inc	21
1,958	*	Spectranetics Corp	10
17,277	*	St. Jude Medical, Inc	624
1,741	*	Staar Surgical Co	10
4,200	*	Star Scientific, Inc	7
939	*	Stereotaxis, Inc	3
3,142		STERIS Corp	98
16,645		Stryker Corp	833
1,974	*	Symmetry Medical, Inc	21
1,913	*	Syneron Medical Ltd	20
768	*	Synovis Life Technologies, Inc	12
1,900		Techne Corp	109
1,872	*	Teledyne Technologies, Inc	72
9,702	*	Teradyne, Inc	95
21,695	*	Thermo Electron Corp	1,064
2,999	*	Thoratec Corp	128
6,411	*	Trimble Navigation Ltd	180
2,569	*	Unilife Corp	15
937	*	Vascular Solutions, Inc	12
2,021	*	Veeco Instruments, Inc	69
828	*	Vital Images, Inc	11
4,243	*	Vivus, Inc	41
2,758	*	Volcano Corp	60
4,917	*	Waters Corp	318
2,200	*	Wright Medical Group, Inc	37
1,720	*	X-Rite, Inc	6
246		Young Innovations, Inc	7
10,726	*	Zimmer Holdings, Inc	580
1,200	*	Zoll Medical Corp	33
1,176	*	Zygo Corp	10

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	21,864

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
14,604		AON Corp	542
5,455		Arthur J. Gallagher & Co	133
6,334		Brown & Brown, Inc	121
1,190	*	Crawford & Co (Class B)	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

23,470		Hartford Financial Services Group, Inc	$519
448		Life Partners Holdings, Inc	9
28,415		Marsh & McLennan Cos, Inc	641
2,320	*	National Financial Partners Corp	23
5,468	*	Verisk Analytics, Inc	164
404		White Mountains Insurance Group Ltd	131

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,287

INSURANCE CARRIERS - 3.5%
17,901		ACE Ltd	922
22,452		Aetna, Inc	592
24,820		Aflac, Inc	1,059
341	*	Alleghany Corp	100
2,614		Allied World Assurance Holdings Ltd	119
28,436		Allstate Corp	817
15,976	*	Ambac Financial Group, Inc	11
3,620		American Equity Investment Life Holding Co	37
4,670		American Financial Group, Inc	128
6,384	*	American International Group, Inc	220
520		American National Insurance Co	42
465		American Physicians Capital, Inc	14
357		American Physicians Service Group, Inc	9
622	*	American Safety Insurance Holdings Ltd	10
2,741	*	AMERIGROUP Corp	89
1,131	*	Amerisafe, Inc	20
1,200		Amtrust Financial Services, Inc	14
2,476	*	Arch Capital Group Ltd	184
1,633		Argo Group International Holdings Ltd	50
4,187		Aspen Insurance Holdings Ltd	104
5,997		Assurant, Inc	208
9,629		Assured Guaranty Ltd	128
6,704		Axis Capital Holdings Ltd	199
422		Baldwin & Lyons, Inc (Class B)	9
1,981	*	Catalyst Health Solutions, Inc	68
2,707	*	Centene Corp	58
17,279		Chubb Corp	864
14,625		Cigna Corp	454
7,677		Cincinnati Financial Corp	199
2,162	*	Citizens, Inc (Class A)	14
1,391	*	CNA Financial Corp	36
1,100	*	CNA Surety Corp	18
11,895	*	Conseco, Inc	59
2,592		Delphi Financial Group, Inc (Class A)	63
850		Donegal Group, Inc (Class A)	10
168		EMC Insurance Group, Inc	4
2,273		Employers Holdings, Inc	33
2,424		Endurance Specialty Holdings Ltd	91
395	*	Enstar Group Ltd	26
1,505		Erie Indemnity Co (Class A)	68
3,116		Everest Re Group Ltd	220
881		FBL Financial Group, Inc (Class A)	19
12,242		Fidelity National Title Group, Inc (Class A)	159
5,526		First American Corp	98
5,526		First American Financial Corp	70
763		First Mercury Financial Corp	8
2,488		Flagstone Reinsurance Holdings Ltd	27
659	*	Fpic Insurance Group, Inc	17
26,148	*	Genworth Financial, Inc (Class A)	342
1,491	*	Greenlight Capital Re Ltd (Class A)	38
368	*	Hallmark Financial Services	4
2,267		Hanover Insurance Group, Inc	99
657		Harleysville Group, Inc	20
6,078		HCC Insurance Holdings, Inc	151
5,253	*	Health Net, Inc	128

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,065	*	Healthspring, Inc	$48
2,513		Horace Mann Educators Corp	38
8,993	*	Humana, Inc	411
704		Infinity Property & Casualty Corp	33
212		Kansas City Life Insurance Co	6
10,310	*	Leucadia National Corp	201
16,430		Lincoln National Corp	399
17,054		Loews Corp	568
2,909		Maiden Holdings Ltd	19
519	*	Markel Corp	176
5,095		Max Capital Group Ltd	96
7,809	*	MBIA, Inc	44
2,850		Meadowbrook Insurance Group, Inc	25
1,373		Mercury General Corp	57
31,126		Metlife, Inc	1,175
2,267	*	Metropolitan Health Networks, Inc	8
10,357	*	MGIC Investment Corp	71
720	*	Molina Healthcare, Inc	21
3,864		Montpelier Re Holdings Ltd	58
224		National Interstate Corp	4
56		National Western Life Insurance Co (Class A)	9
636	*	Navigators Group, Inc	26
1,326	*	Neostem, Inc	2
376		NYMAGIC, Inc	7
12,754		Old Republic International Corp	155
1,314		OneBeacon Insurance Group Ltd (Class A)	19
4,139		PartnerRe Ltd	290
7,094	*	Phoenix Cos, Inc	15
2,389		Platinum Underwriters Holdings Ltd	87
1,846	*	PMA Capital Corp (Class A)	12
7,590	*	PMI Group, Inc	22
1,106		Presidential Life Corp	10
547	*	Primerica, Inc	12
1,195	*	Primus Guaranty Ltd	4
16,901		Principal Financial Group	396
1,714	*	ProAssurance Corp	97
35,453		Progressive Corp	664
4,503		Protective Life Corp	96
24,699		Prudential Financial, Inc	1,325
7,051		Radian Group, Inc	51
3,866		Reinsurance Group of America, Inc (Class A)	177
3,056		RenaissanceRe Holdings Ltd	172
957		RLI Corp	50
678		Safety Insurance Group, Inc	25
999		SeaBright Insurance Holdings, Inc	9
2,700		Selective Insurance Group, Inc	40
2,506		Stancorp Financial Group, Inc	102
913		State Auto Financial Corp	14
1,214		Stewart Information Services Corp	11
1,869		Symetra Financial Corp	22
4,385		Torchmark Corp	217
2,163		Tower Group, Inc	47
3,338		Transatlantic Holdings, Inc	160
26,189		Travelers Cos, Inc	1,290
979	*	Triple-S Management Corp (Class B)	18
1,493	*	United America Indemnity Ltd (Class A)	11
1,337		United Fire & Casualty Co	27
60,097		UnitedHealth Group, Inc	1,707
2,700		Unitrin, Inc	69
1,661	*	Universal American Financial Corp	24
587		Universal Insurance Holdings, Inc	2
17,602		UnumProvident Corp	382
4,310		Validus Holdings Ltd	105
6,761		W.R. Berkley Corp	179
2,242	*	WellCare Health Plans, Inc	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

22,581	*	WellPoint, Inc	$1,105
50		Wesco Financial Corp	16
18,082		XL Capital Ltd	290

		TOTAL INSURANCE CARRIERS	21,631

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
6,023	*	Corrections Corp of America	115
2,610	*	Geo Group, Inc	54

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	169

LEATHER AND LEATHER PRODUCTS - 0.1%
16,141		Coach, Inc	590
4,890	*	CROCS, Inc	52
1,281	*	Genesco, Inc	34
3,571	*	Iconix Brand Group, Inc	51
444		RG Barry Corp	5
1,192	*	Steven Madden Ltd	38
2,073	*	Timberland Co (Class A)	33
378		Weyco Group, Inc	9
2,589		Wolverine World Wide, Inc	65

		TOTAL LEATHER AND LEATHER PRODUCTS	877

LEGAL SERVICES - 0.0%
2,507	*	FTI Consulting, Inc	109
394	*	Pre-Paid Legal Services, Inc	18

		TOTAL LEGAL SERVICES	127

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
1,495	*	Emergency Medical Services Corp (Class A)	74
1,011	*	Rural	8

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	82

LUMBER AND WOOD PRODUCTS - 0.0%
475		American Woodmark Corp	8
567		Deltic Timber Corp	24
6,361	*	Louisiana-Pacific Corp	42
442		Skyline Corp	8
979		Universal Forest Products, Inc	30

		TOTAL LUMBER AND WOOD PRODUCTS	112

METAL MINING - 0.7%
3,344	*	Allied Nevada Gold Corp	66
1,590	*	Capital Gold Corp	6
7,163		Cleveland-Cliffs, Inc	338
4,438	*	Coeur d’Alene Mines Corp	70
22,874		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,353
12,807	*	Golden Star Resources Ltd	56
12,744	*	Hecla Mining Co	67
4,439	*	Jaguar Mining, Inc	39
25,302		Newmont Mining Corp	1,562
3,837	*	Patriot Coal Corp	45
2,800	*	Rosetta Resources, Inc	55
2,521		Royal Gold, Inc	121
9,017		Southern Copper Corp (NY)	239
2,345	*	Stillwater Mining Co	27
7,152	*	Thompson Creek Metals Co, Inc	62
1,179	*	US Energy Corp Wyoming	6
4,575	*	US Gold Corp	23

		TOTAL METAL MINING	4,135

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
988	*	Armstrong World Industries, Inc	$30
386		Blyth, Inc	13
3,430		Callaway Golf Co	21
2,087		Daktronics, Inc	16
6,700		Hasbro, Inc	275
2,253	*	Intrepid Potash, Inc	44
1,657	*	Jakks Pacific, Inc	24
4,840		Jarden Corp	130
232	*	Johnson Outdoors, Inc	3
1,909	*	Leapfrog Enterprises, Inc	8
1,066	*	Marine Products Corp	6
19,289		Mattel, Inc	408
45		Oil-Dri Corp of America	1
1,217	*	RC2 Corp	19
673	*	Russ Berrie & Co, Inc	5
2,802	*	Shuffle Master, Inc	22
288	*	Steinway Musical Instruments, Inc	5

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,030

MISCELLANEOUS RETAIL - 1.5%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	3
18,493	*	Amazon.com, Inc	2,021
2,049		Barnes & Noble, Inc	26
18,227		Best Buy Co, Inc	617
1,412		Big 5 Sporting Goods Corp	19
672	*	Blue Nile, Inc	32
3,769	*	Borders Group, Inc	5
968	*	Build-A-Bear Workshop, Inc	7
2,068	*	Cabela’s, Inc	29
1,565		Cash America International, Inc	54
3,306	*	CKX, Inc	16
3,853	*	Coldwater Creek, Inc	13
71,948		CVS Corp	2,110
4,676	*	Dick’s Sporting Goods, Inc	116
6,724	*	Dollar Tree, Inc	280
5,097	*	Drugstore.Com	16
2,322	*	Ezcorp, Inc (Class A)	43
1,016		Gaiam, Inc (Class A)	6
3,274	*	GSI Commerce, Inc	94
1,477	*	Hibbett Sports, Inc	35
2,163	*	HSN, Inc	52
1,448	*	Jo-Ann Stores, Inc	54
1,460	*	KAR Auction Services, Inc	18
891	*	Kirkland’s, Inc	15
2,247		MSC Industrial Direct Co (Class A)	114
1,665		Nutri/System, Inc	38
14,528	*	Office Depot, Inc	59
4,293	*	OfficeMax, Inc	56
840	*	Overstock.com, Inc	15
143	*	PC Connection, Inc	1
6,307		Petsmart, Inc	190
2,521	*	Priceline.com, Inc	445
811		Pricesmart, Inc	19
33,788	*	Rite Aid Corp	33
1,417	*	Shutterfly, Inc	34
4,531	*	Signet Jewelers Ltd	125
1,120	*	Stamps.com, Inc	11
38,581		Staples, Inc	735
461		Systemax, Inc	7
6,687		Tiffany & Co	253
731	*	Vitamin Shoppe, Inc	19
51,712		Walgreen Co	1,381
133		Winmark Corp	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,466		World Fuel Services Corp	$90
933	*	Zumiez, Inc	15

		TOTAL MISCELLANEOUS RETAIL	9,325

MOTION PICTURES - 0.9%
860	*	Ascent Media Corp (Series A)	22
1,355	*	Avid Technology, Inc	17
563	*	Carmike Cinemas, Inc	3
1,933		Cinemark Holdings, Inc	25
15,026	*	Discovery Communications, Inc (Class A)	537
3,912	*	DreamWorks Animation SKG, Inc (Class A)	112
3,620	*	Lions Gate Entertainment Corp	25
2,278		National CineMedia, Inc	38
120,798		News Corp (Class A)	1,445
4,340		Regal Entertainment Group (Class A)	57
475	*	Rentrak Corp	11
5,451	*	Rovi Corp	207
4,730		Scripps Networks Interactive (Class A)	191
60,259		Time Warner, Inc	1,742
8,037	*	tw telecom inc (Class A)	134
31,637		Viacom, Inc (Class B)	992

		TOTAL MOTION PICTURES	5,558

NONDEPOSITORY INSTITUTIONS - 0.9%
3,111		Advance America Cash Advance Centers, Inc	13
17,707	*	American Capital Ltd	85
55,387		American Express Co	2,199
3,515	*	AmeriCredit Corp	64
9,666		Apollo Investment Corp	90
10,143		Ares Capital Corp	127
428		Asta Funding, Inc	4
2,986		BlackRock Kelso Capital Corp	29
3,150	*	Boise, Inc	17
24,129		Capital One Financial Corp	972
17,063		CapitalSource, Inc	81
40,652		Chimera Investment Corp	147
10,534	*	CIT Group, Inc	357
879		CompuCredit Corp	3
334	*	Credit Acceptance Corp	16
1,400		Cypress Sharpridge Investments, Inc	18
28,865		Discover Financial Services	404
860	*	Encore Capital Group, Inc	18
206	*	ePlus, Inc	4
399		Federal Agricultural Mortgage Corp (Class C)	6
1,630	*	First Cash Financial Services, Inc	36
3,742	*	First Marblehead Corp	9
1,326		Gladstone Investment Corp	8
6,883	*	GLG Partners, Inc	30
404		Golub Capital BDC, Inc	6
4,668	*	Heckmann Corp	22
1,766		Hercules Technology Growth Capital, Inc	16
5,016		Lender Processing Services, Inc	157
3,668		MCG Capital Corp	18
872		Medallion Financial Corp	6
1,305		Nelnet, Inc (Class A)	25
959	*	NewStar Financial, Inc	6
1,181		NGP Capital Resources Co	8
2,098		NRDC Acquisition Corp	20
3,925	*	Ocwen Financial Corp	40
1,696		PennantPark Investment Corp	16
2,946	*	PHH Corp	56
25,584	*	SLM Corp	266
305		Solar Capital Ltd	6
258		Student Loan Corp	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

456	*	THL Credit, Inc	$5
1,245		TICC Capital Corp	10
426		Triangle Capital Corp	6
876	*	World Acceptance Corp	34

		TOTAL NONDEPOSITORY INSTITUTIONS	5,466

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
1,252		AMCOL International Corp	29
1,745		Compass Minerals International, Inc	123
2,908	*	General Moly, Inc	9
66	*	United States Lime & Minerals, Inc	3
6,777		Vulcan Materials Co	297

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	461

OIL AND GAS EXTRACTION - 4.2%
2,008	*	Abraxas Petroleum Corp	6
26,161		Anadarko Petroleum Corp	944
17,829		Apache Corp	1,501
568		APCO Argentina, Inc	13
546	*	Approach Resources, Inc	4
2,099	*	Arena Resources, Inc	67
4,135		Atlas America, Inc	112
2,356	*	ATP Oil & Gas Corp	25
3,026	*	Atwood Oceanics, Inc	77
22,676		Baker Hughes, Inc	943
1,205	*	Basic Energy Services, Inc	9
2,676		Berry Petroleum Co (Class A)	69
2,422	*	Bill Barrett Corp	74
4,411	*	Boots & Coots, Inc	13
6,161	*	Brigham Exploration Co	95
5,639		Cabot Oil & Gas Corp	177
4,578	*	Cal Dive International, Inc	27
1,294	*	Callon Petroleum Co	8
12,915	*	Cameron International Corp	420
1,637	*	Carrizo Oil & Gas, Inc	25
3,135	*	Cheniere Energy, Inc	9
34,362		Chesapeake Energy Corp	720
4,434		Cimarex Energy Co	317
326	*	Clayton Williams Energy, Inc	14
4,200	*	Cobalt International Energy, Inc	31
3,823	*	Complete Production Services, Inc	55
2,505	*	Comstock Resources, Inc	69
4,842	*	Concho Resources, Inc	268
582	*	Contango Oil & Gas Co	26
1,662	*	Continental Resources, Inc	74
474	*	Dawson Geophysical Co	10
10,625	*	Delta Petroleum Corp	9
21,295	*	Denbury Resources, Inc	312
23,622		Devon Energy Corp	1,439
3,643		Diamond Offshore Drilling, Inc	227
6,804	*	Endeavour International Corp	7
1,505	*	Energy Partners Ltd	18
1,511	*	Energy Recovery, Inc	6
2,486	*	Energy XXI Bermuda Ltd	39
13,386		EOG Resources, Inc	1,317
7,328		Equitable Resources, Inc	265
668	*	Evolution Petroleum Corp	3
7,607		EXCO Resources, Inc	111
3,340	*	Exterran Holdings, Inc	86
5,981	*	Forest Oil Corp	164
2,157	*	FX Energy, Inc	8
2,282	*	Gastar Exploration Ltd	8
673	*	Georesources, Inc	9
238	*	Global Geophysical Services, Inc	2
4,490	*	Global Industries Ltd	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,351	*	GMX Resources, Inc	$9
1,342	*	Goodrich Petroleum Corp	16
1,573	*	Gulfport Energy Corp	19
47,850		Halliburton Co	1,175
1,747	*	Harvest Natural Resources, Inc	13
5,489	*	Helix Energy Solutions Group, Inc	59
4,981		Helmerich & Payne, Inc	182
5,516	*	Hercules Offshore, Inc	13
928		Houston American Energy Corp	9
61	*	Isramco, Inc	3
597		Kayne Anderson Energy Development Co	9
6,661	*	Key Energy Services, Inc	61
6,235	*	Kodiak Oil & Gas Corp	20
2,510	*	Magnum Hunter Resources Corp	11
5,423	*	Mariner Energy, Inc	116
4,297	*	McMoRan Exploration Co	48
738	*	Miller Petroleum, Inc	4
15,083	*	Nabors Industries Ltd	266
22,159		National Oilwell Varco, Inc	733
7,055	*	Newfield Exploration Co	345
4,752	*	Newpark Resources, Inc	29
9,232		Noble Energy, Inc	557
2,245	*	Northern Oil And Gas, Inc	29
42,933		Occidental Petroleum Corp	3,312
2,956	*	Oceaneering International, Inc	133
2,542	*	Pacific Asia Petroleum, Inc	9
447		Panhandle Oil and Gas, Inc (Class A)	12
6,555	*	Parker Drilling Co	26
8,139		Patterson-UTI Energy, Inc	105
2,491		Penn Virginia Corp	50
15,983	*	PetroHawk Energy Corp	271
1,000	*	Petroleum Development Corp	26
2,768	*	Petroquest Energy, Inc	19
2,681	*	Pioneer Drilling Co	15
6,132		Pioneer Natural Resources Co	365
7,413	*	Plains Exploration & Production Co	153
940	*	PowerSecure International, Inc	8
9,282	*	Pride International, Inc	207
6,285	*	Quicksilver Resources, Inc	69
2,531	*	RAM Energy Resources, Inc	5
8,583		Range Resources Corp	345
2,024	*	Resolute Energy Corp	25
1,826	*	Rex Energy Corp	18
6,060	*	Rowan Cos, Inc	133
1,462		RPC, Inc	20
63,056		Schlumberger Ltd	3,489
1,221	*	SEACOR Holdings, Inc	86
638	*	Seahawk Drilling, Inc	6
13,136		Smith International, Inc	495
18,306	*	Southwestern Energy Co	707
3,375		St. Mary Land & Exploration Co	135
1,953	*	Stone Energy Corp	22
4,141	*	Superior Energy Services	77
1,126	*	Superior Well Services, Inc	19
1,867	*	Swift Energy Co	50
3,388	*	Syntroleum Corp	6
1,600	*	Tesco Corp	20
4,241	*	Tetra Technologies, Inc	38
2,548		Tidewater, Inc	99
7,743	*	TransAtlantic Petroleum Ltd	25
8,044	*	Ultra Petroleum Corp	356
500	*	Union Drilling, Inc	3
2,117	*	Unit Corp	86
3,520		Vaalco Energy, Inc	20
1,058	*	Venoco, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,693		W&T Offshore, Inc	$16
3,436	*	Warren Resources, Inc	10
39,130	*	Weatherford International Ltd	514
2,693	*	Whiting Petroleum Corp	211
2,395	*	Willbros Group, Inc	18

		TOTAL OIL AND GAS EXTRACTION	25,829

PAPER AND ALLIED PRODUCTS - 0.5%
5,772		Bemis Co	156
2,317	*	Buckeye Technologies, Inc	23
420	*	Cellu Tissue Holdings, Inc	3
3,345	*	Cenveo, Inc	18
2,260		Domtar Corporation	111
2,406		Glatfelter	26
7,030	*	Graphic Packaging Holding Co	22
1,790		Greif, Inc (Class A)	100
23,081		International Paper Co	522
2,023	*	Kapstone Paper and Packaging Corp	23
21,887		Kimberly-Clark Corp	1,327
9,021		MeadWestvaco Corp	200
1,075		Neenah Paper, Inc	20
5,443		Packaging Corp of America	120
2,093		Rock-Tenn Co (Class A)	104
1,004		Schweitzer-Mauduit International, Inc	51
5,253		Sonoco Products Co	160
5,535		Temple-Inland, Inc	114
2,666	*	Wausau Paper Corp	18

		TOTAL PAPER AND ALLIED PRODUCTS	3,118

PERSONAL SERVICES - 0.1%
7,099		Cintas Corp	170
1,574	*	Coinstar, Inc	68
276		CPI Corp	6
989		G & K Services, Inc (Class A)	20
17,403		H&R Block, Inc	273
638		Mac-Gray Corp	7
2,615		Regis Corp	41
5,024	*	Sally Beauty Holdings, Inc	41
13,457		Service Corp International	100
956	*	Steiner Leisure Ltd	37
664		Unifirst Corp	29
1,692		Weight Watchers International, Inc	43

		TOTAL PERSONAL SERVICES	835

PETROLEUM AND COAL PRODUCTS - 4.9%
783		Alon USA Energy, Inc	5
2,581	*	American Oil & Gas, Inc	16
106,181		Chevron Corp	7,205
78,683		ConocoPhillips	3,862
1,581	*	CVR Energy, Inc	12
683		Delek US Holdings, Inc	5
270,002		Exxon Mobil Corp	15,409
5,706		Frontier Oil Corp	77
827	*	Green Plains Renewable Energy, Inc	8
2,769	*	Headwaters, Inc	8
15,412		Hess Corp	776
2,360		Holly Corp	63
37,501		Marathon Oil Corp	1,166
10,124		Murphy Oil Corp	502
610		Quaker Chemical Corp	16
8,923	*	SandRidge Energy, Inc	52
6,379		Sunoco, Inc	222
7,483		Tesoro Corp	87
30,012		Valero Energy Corp	540
2,922		Walter Industries, Inc	178

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

886		WD-40 Co	$30
2,614	*	Western Refining, Inc	13

		TOTAL PETROLEUM AND COAL PRODUCTS	30,252

PIPELINES, EXCEPT NATURAL GAS - 0.1%
34,710		Spectra Energy Corp	697

		TOTAL PIPELINES, EXCEPT NATURAL GAS	697

PRIMARY METAL INDUSTRIES - 0.6%
5,809		AK Steel Holding Corp	69
53,982		Alcoa, Inc	543
5,243		Allegheny Technologies, Inc	232
2,523		Belden CDT, Inc	56
1,200	*	Brush Engineered Materials, Inc	24
2,419		Carpenter Technology Corp	79
3,364	*	Century Aluminum Co	30
840		Encore Wire Corp	15
2,858	*	General Cable Corp	76
7,267	*	Gerdau Ameristeel Corp	79
1,633	*	Gibraltar Industries, Inc	17
2,943	*	Globe Specialty Metals, Inc	30
750		Haynes International, Inc	23
2,056	*	Horsehead Holding Corp	16
3,166		Hubbell, Inc (Class B)	126
1,872		Matthews International Corp (Class A)	55
1,459	*	Metalico, Inc	6
1,988		Mueller Industries, Inc	49
581	*	Noranda Aluminium Holding Corp	4
625	*	Northwest Pipe Co	12
16,827		Nucor Corp	644
529		Olympic Steel, Inc	12
7,520		Precision Castparts Corp	774
3,922		Reliance Steel & Aluminum Co	142
1,496	*	RTI International Metals, Inc	36
1,183		Schnitzer Steel Industries, Inc (Class A)	46
11,455		Steel Dynamics, Inc	151
1,109		Texas Industries, Inc	33
4,523	*	Titanium Metals Corp	80
1,281		Tredegar Corp	21
7,587		United States Steel Corp	292
400	*	Universal Stainless & Alloy	6
2,636	*	Uranium Energy Corp	6
3,205		Worthington Industries, Inc	41

		TOTAL PRIMARY METAL INDUSTRIES	3,825

PRINTING AND PUBLISHING - 0.4%
2,726	*	ACCO Brands Corp	14
924	*	AH Belo Corp (Class A)	6
2,371		American Greetings Corp (Class A)	44
5,182	*	Belo (A.H.) Corp (Class A)	29
2,016		Bowne & Co, Inc	23
846	*	Cambium Learning Group, Inc	3
493	*	Consolidated Graphics, Inc	21
594		Courier Corp	7
269		CSS Industries, Inc	4
2,555	*	Dex One Corp	49
1,664	*	Dolan Media Co	19
2,640		Dun & Bradstreet Corp	177
1,357		Ennis, Inc	20
1,802	*	EW Scripps Co (Class A)	13
12,454		Gannett Co, Inc	168
2,075		Harte-Hanks, Inc	22
2,263		John Wiley & Sons, Inc (Class A)	88
2,807	*	Journal Communications, Inc (Class A)	11
1,757	*	Lee Enterprises, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	$8
3,219	*	McClatchy Co (Class A)	12
16,681		McGraw-Hill Cos, Inc	469
878	*	Media General, Inc (Class A)	9
1,908		Meredith Corp	59
5,783	*	MSCI, Inc (Class A)	158
514		Multi-Color Corp	5
6,290	*	New York Times Co (Class A)	54
859	*	Playboy Enterprises, Inc (Class B)	4
1,511	*	Presstek, Inc	5
1,637		Primedia, Inc	5
10,896		R.R. Donnelley & Sons Co	178
977		Schawk, Inc (Class A)	15
1,378		Scholastic Corp	33
1,179		Standard Register Co	4
598	*	SuperMedia, Inc	11
19,773		Thomson Corp	708
2,618	*	Valassis Communications, Inc	83
2,222	*	VistaPrint Ltd	106
319		Washington Post Co (Class B)	131

		TOTAL PRINTING AND PUBLISHING	2,780

RAILROAD TRANSPORTATION - 0.7%
20,581		CSX Corp	1,021
2,045	*	Genesee & Wyoming, Inc (Class A)	76
5,349	*	Kansas City Southern Industries, Inc	195
19,660		Norfolk Southern Corp	1,043
1,080	*	RailAmerica, Inc	11
26,831		Union Pacific Corp	1,865

		TOTAL RAILROAD TRANSPORTATION	4,211

REAL ESTATE - 0.1%
15,013	*	CB Richard Ellis Group, Inc (Class A)	204
378		Consolidated-Tomoka Land Co	11
2,172		DuPont Fabros Technology, Inc	53
6,441	*	Forest City Enterprises, Inc (Class A)	73
2,159	*	Forestar Real Estate Group, Inc	39
700		Government Properties Income Trust	18
2,219		Jones Lang LaSalle, Inc	146
484	*	Kennedy-Wilson Holdings, Inc	5
1,663	*	LoopNet, Inc	20
5,024	*	St. Joe Co	116
4,084		Stewart Enterprises, Inc (Class A)	22
1,795		Thomas Properties Group, Inc	6

		TOTAL REAL ESTATE	713

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.2%
1,660		A. Schulman, Inc	31
226	*	AEP Industries, Inc	5
3,223		Cooper Tire & Rubber Co	63
781	*	Deckers Outdoor Corp	112
12,866	*	Goodyear Tire & Rubber Co	128
700	*	Graham Packaging Co, Inc	8
39		Lacrosse Footwear, Inc	1
1,320	*	Metabolix, Inc	19
14,687		Newell Rubbermaid, Inc	215
8,412		Sealed Air Corp	166
1,823	*	Skechers U.S.A., Inc (Class A)	67
2,188	*	Spartech Corp	22
1,361	*	STR Holdings, Inc	26
1,848		Titan International, Inc	18
714	*	Trex Co, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,339		Tupperware Corp	$133
1,778		West Pharmaceutical Services, Inc	65

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,093

SECURITY AND COMMODITY BROKERS - 2.1%
13,606		Ameriprise Financial, Inc	492
1,707		Artio Global Investors, Inc	27
1,791		BlackRock, Inc	257
3,645	*	Broadpoint Securities Group, Inc	9
7,201		Broadridge Financial Solutions, Inc	137
1,288		Calamos Asset Management, Inc (Class A)	12
51,606		Charles Schwab Corp	732
3,472		CME Group, Inc	978
1,086		Cohen & Steers, Inc	22
1,382	*	Cowen Group, Inc	6
118		Diamond Hill Investment Group, Inc	7
800		Duff & Phelps Corp	10
11,625	*	E*Trade Financial Corp	137
6,232		Eaton Vance Corp	172
737		Epoch Holding Corp	9
820		Evercore Partners, Inc (Class A)	19
2,692	*	FBR Capital Markets Corp	9
5,025		Federated Investors, Inc (Class B)	104
973		Fifth Street Finance Corp	11
7,861		Franklin Resources, Inc	678
352		Friedman Billings Ramsey Group, Inc (Class A)	7
448		GAMCO Investors, Inc (Class A)	17
3,928		GFI Group, Inc	22
27,211		Goldman Sachs Group, Inc	3,572
1,134		Greenhill & Co, Inc	69
2,025	*	Interactive Brokers Group, Inc (Class A)	34
3,907	*	IntercontinentalExchange, Inc	442
675	*	International Assets Holding Corp	11
23,332		Invesco Ltd	393
2,567	*	Investment Technology Group, Inc	41
9,425		Janus Capital Group, Inc	84
6,156		Jefferies Group, Inc	130
822		JMP Group, Inc	5
1,881	*	KBW, Inc	40
5,321	*	Knight Capital Group, Inc (Class A)	73
1,992	*	LaBranche & Co, Inc	9
5,033	*	Ladenburg Thalmann Financial Services, Inc	6
4,853		Lazard Ltd (Class A)	130
8,760		Legg Mason, Inc	246
1,518		MarketAxess Holdings, Inc	21
4,787	*	MF Global Holdings Ltd	27
73,903		Morgan Stanley	1,715
1,117	*	Morningstar, Inc	47
7,620	*	Nasdaq Stock Market, Inc	135
13,816		NYSE Euronext	382
448		Oppenheimer Holdings, Inc	11
2,681	*	optionsXpress Holdings, Inc	42
879	*	Penson Worldwide, Inc	5
935	*	Piper Jaffray Cos	30
5,235		Raymond James Financial, Inc	129
870		Sanders Morris Harris Group, Inc	5
7,899		SEI Investments Co	161
1,646	*	Stifel Financial Corp	71
1,726		SWS Group, Inc	16
13,951		T Rowe Price Group, Inc	619
13,171	*	TD Ameritrade Holding Corp	201
1,322	*,m	Thomas Weisel Partners Group, Inc	8
98		Value Line, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,579		Waddell & Reed Financial, Inc (Class A)	$100
322		Westwood Holdings Group, Inc	11

		TOTAL SECURITY AND COMMODITY BROKERS	12,897

SOCIAL SERVICES - 0.0%
1,396	*	Capital Senior Living Corp	7
617	*	Providence Service Corp	8
1,211	*	Res-Care, Inc	12

		TOTAL SOCIAL SERVICES	27

SPECIAL TRADE CONTRACTORS - 0.1%
246		Alico, Inc	6
1,059	*	American DG Energy, Inc	3
1,154		Chemed Corp	63
5,276	*	Chicago Bridge & Iron Co NV (ADR)	99
2,009		Comfort Systems USA, Inc	19
2,075	*	Dycom Industries, Inc	18
3,412	*	EMCOR Group, Inc	79
1,981	*	Insituform Technologies, Inc (Class A)	41
1,155	*	Layne Christensen Co	28
11,146	*	Quanta Services, Inc	230

		TOTAL SPECIAL TRADE CONTRACTORS	586

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
1,479		Apogee Enterprises, Inc	16
1,249	*	Cabot Microelectronics Corp	43
1,012		CARBO Ceramics, Inc	73
82,499		Corning, Inc	1,332
2,311		Eagle Materials, Inc	60
7,377		Gentex Corp	133
847	*	Libbey, Inc	11
2,372		Martin Marietta Materials, Inc	201
5,833	*	Owens Corning, Inc	175
8,712	*	Owens-Illinois, Inc	230
3,497	*	USG Corp	42

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,316

TEXTILE MILL PRODUCTS - 0.0%
1,443		Albany International Corp (Class A)	23
481	*	Culp, Inc	5
2,666		Interface, Inc (Class A)	29
3,006	*	Mohawk Industries, Inc	138
733		Oxford Industries, Inc	15
418	*,b	Xerium Technologies, Inc	6

		TOTAL TEXTILE MILL PRODUCTS	216

TOBACCO PRODUCTS - 1.2%
110,080		Altria Group, Inc	2,206
8,048		Fortune Brands, Inc	315
8,079		Lorillard, Inc	582
97,902		Philip Morris International, Inc	4,488
1,060		Universal Corp	42
2,281		Vector Group Ltd	38

		TOTAL TOBACCO PRODUCTS	7,671

TRANSPORTATION BY AIR - 0.3%
677	*	Air Methods Corp	20
3,234	*	Air Transport Services Group, Inc	15
6,646	*	Airtran Holdings, Inc	32
2,058	*	Alaska Air Group, Inc	93
804		Allegiant Travel Co	34
18,079	*	AMR Corp	123

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,336	*	Atlas Air Worldwide Holdings, Inc	$64
1,671	*	Bristow Group, Inc	49
7,372	*	Continental Airlines, Inc (Class B)	162
1,385		Copa Holdings S.A. (Class A)	61
41,744	*	Delta Air Lines, Inc	491
2,405	*	Hawaiian Holdings, Inc	12
12,519	*	JetBlue Airways Corp	69
882	*	PHI, Inc	12
963	*	Pinnacle Airlines	5
2,007	*	Republic Airways Holdings, Inc	12
2,935		Skywest, Inc	36
39,357		Southwest Airlines Co	437
8,781	*	UAL Corp	181
8,790	*	US Airways Group, Inc	76

		TOTAL TRANSPORTATION BY AIR	1,984

TRANSPORTATION EQUIPMENT - 2.5%
1,197		A.O. Smith Corp	58
2,061	*	AAR Corp	35
873	*	Aerovironment, Inc	19
3,156	*	American Axle & Manufacturing Holdings, Inc	23
569		American Railcar Industries, Inc	7
1,306	*	Amerigon, Inc (Class A)	10
653	*	Arctic Cat, Inc	6
4,985	*	ArvinMeritor, Inc	65
1,245	*	ATC Technology Corp	20
4,520	*	Autoliv, Inc	216
5,137	*	BE Aerospace, Inc	131
40,124		Boeing Co	2,518
4,839		Brunswick Corp	60
2,671		Clarcor, Inc	95
7,610	*	Dana Holding Corp	76
612	*	Dorman Products, Inc	13
636		Ducommun, Inc	11
996	*	Federal Mogul Corp (Class A)	13
3,085		Federal Signal Corp	19
4,014	*	Force Protection, Inc	17
176,823	*	Ford Motor Co	1,782
635		Freightcar America, Inc	14
735	*	Fuel Systems Solutions, Inc	19
3,656	*	GenCorp, Inc	16
18,266		General Dynamics Corp	1,070
8,399		Genuine Parts Co	331
6,617		Goodrich Corp	438
869	*	Greenbrier Cos, Inc	10
1,288	*	Group 1 Automotive, Inc	30
12,445		Harley-Davidson, Inc	277
4,326		Harsco Corp	102
1,540		Heico Corp	55
40,509		Honeywell International, Inc	1,581
1,371		Kaman Corp	30
2,467	*	Lear Corp	163
533	*	LMI Aerospace, Inc	8
16,337		Lockheed Martin Corp	1,217
300		Miller Industries, Inc	4
3,502	*	Navistar International Corp	172
3,059	*	Orbital Sciences Corp	48
4,853	*	Oshkosh Truck Corp	151
19,287		Paccar, Inc	769
1,645		Polaris Industries, Inc	90
196		Portec Rail Products, Inc	2
1,983		Spartan Motors, Inc	8
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	107
1,021		Standard Motor Products, Inc	8
1,205		Superior Industries International, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,166	*	Tenneco, Inc	$67
1,719		Thor Industries, Inc	41
2,435		TransDigm Group, Inc	124
4,177		Trinity Industries, Inc	74
862		Triumph Group, Inc	57
4,151	*	TRW Automotive Holdings Corp	115
48,443		United Technologies Corp	3,145
3,156	*	Wabash National Corp	23
2,535		Westinghouse Air Brake Technologies Corp	101
1,530	*	Winnebago Industries, Inc	15

		TOTAL TRANSPORTATION EQUIPMENT	15,692

TRANSPORTATION SERVICES - 0.4%
1,219		Ambassadors Group, Inc	14
8,824		CH Robinson Worldwide, Inc	491
580	*	Dynamex, Inc	7
539	*	Echo Global Logistics, Inc	7
11,355		Expeditors International Washington, Inc	392
16,559		FedEx Corp	1,161
2,370		GATX Corp	63
1,978	*	Hub Group, Inc (Class A)	60
2,163	*	Interval Leisure Group, Inc	27
1,309	*	Orbitz Worldwide, Inc	5
2,338	*	Pacer International, Inc	16
437	*	Roadrunner Transportation Services Holdings, Inc	6
5,514		UTI Worldwide, Inc	68

		TOTAL TRANSPORTATION SERVICES	2,317

TRUCKING AND WAREHOUSING - 0.4%
1,342		Arkansas Best Corp	28
1,483	*	Celadon Group, Inc	21
2,731		Con-way, Inc	82
1,526		Forward Air Corp	42
2,664		Heartland Express, Inc	39
4,893		J.B. Hunt Transport Services, Inc	160
2,647		Landstar System, Inc	103
952	*	Marten Transport Ltd	20
1,470	*	Old Dominion Freight Line	52
168	*	PAM Transportation Services, Inc	2
103	*	Patriot Transportation Holding, Inc	8
900	*	Saia, Inc	13
37,748		United Parcel Service, Inc (Class B)	2,147
200	*	Universal Truckload Services, Inc	3
429	*	USA Truck, Inc	7
2,203		Werner Enterprises, Inc	48

		TOTAL TRUCKING AND WAREHOUSING	2,775

WATER TRANSPORTATION - 0.2%
2,122		Alexander & Baldwin, Inc	63
694	*	American Commercial Lines, Inc	16
684	*	Baltic Trading Ltd	8
23,120		Carnival Corp	699
2,362		DHT Maritime, Inc	9
2,567	*	Eagle Bulk Shipping, Inc	11
2,166	*	Excel Maritime Carriers Ltd	11
2,722		Frontline Ltd	78
1,322	*	Genco Shipping & Trading Ltd	20
2,956		General Maritime Corp	18
2,142		Golar LNG Ltd	21
1,244	*	Gulfmark Offshore, Inc	33
2,063		Horizon Lines, Inc (Class A)	9
1,230	*	Hornbeck Offshore Services, Inc	18
357		International Shipholding Corp	8
2,863	*	Kirby Corp	109
1,036		Knightsbridge Tankers Ltd	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,356		Nordic American Tanker Shipping	$66
1,191		Overseas Shipholding Group, Inc	44
6,968	*	Royal Caribbean Cruises Ltd	159
625	*	Scorpio Tankers, Inc	7
2,365		Ship Finance International Ltd	42
2,240		Teekay Corp	59
1,125		Teekay Tankers Ltd (Class A)	12
931	*	Ultrapetrol Bahamas Ltd	4

		TOTAL WATER TRANSPORTATION	1,542

WHOLESALE TRADE-DURABLE GOODS - 0.4%
1,334		Agilysys, Inc	9
2,206		Applied Industrial Technologies, Inc	56
6,511	*	Arrow Electronics, Inc	146
713	*	Ballantyne Strong, Inc	5
2,603		Barnes Group, Inc	43
2,410	*	Beacon Roofing Supply, Inc	43
6,217	*	BorgWarner, Inc	232
1,281	*	Cardtronics, Inc	17
1,087	*	Castle (A.M.) & Co	15
671	*	Chindex International, Inc	8
1,671	*	Conceptus, Inc	26
1,204	*	DemandTec, Inc	8
1,490	*	Digi International, Inc	12
1,013	*	Drew Industries, Inc	21
1,600	*	Emdeon, Inc	20
270	*	Global Defense Technology & Systems, Inc	3
1,438	*	Hansen Medical, Inc	3
800		Houston Wire & Cable Co	9
8,716	*	Ingram Micro, Inc (Class A)	132
2,496	*	Insight Enterprises, Inc	33
1,758	*	Interline Brands, Inc	30
3,018		Knight Transportation, Inc	61
300		Lawson Products, Inc	5
7,568	*	LKQ Corp	146
2,281	*	MedAssets, Inc	53
2,504	*	Merge Healthcare, Inc	7
566	*	Metals USA Holdings Corp	9
620	*	MWI Veterinary Supply, Inc	31
3,228		Owens & Minor, Inc	92
5,480		Patterson Cos, Inc	156
2,583		PEP Boys - Manny Moe & Jack	23
2,627		Pool Corp	58
3,039	*	PSS World Medical, Inc	64
3,691		Solera Holdings, Inc	134
511		Sport Supply Group, Inc	7
2,707	*	Talecris Biotherapeutics Holdings Corp	57
2,618	*	Tech Data Corp	93
433	*	Titan Machinery, Inc	6
2,452	*	TomoTherapy, Inc	8
1,686	*	Tyler Technologies, Inc	26
3,271		W.W. Grainger, Inc	325
2,219	*	WESCO International, Inc	75
640	*	West Marine, Inc	7

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,314

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
1,483		Aceto Corp	9
4,411		Airgas, Inc	274
2,860	*	Akorn, Inc	8
5,454	*	Alliance One International, Inc	19
3,840	*	Allscripts Healthcare Solutions, Inc	62
962		Andersons, Inc	31
2,298	*	BioScrip, Inc	12
1,671	*	BMP Sunstone Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,558		Brown-Forman Corp (Class B)	$318
19,150		Cardinal Health, Inc	644
3,635	*	Central European Distribution Corp	78
680	*	Clearwater Paper Corp	37
638	*	Core-Mark Holding Co, Inc	17
6,095	*	Endo Pharmaceuticals Holdings, Inc	133
2,084	*	Fresh Del Monte Produce, Inc	42
5,934	*	Green Mountain Coffee Roasters, Inc	153
2,173	*	Hain Celestial Group, Inc	44
4,917	*	Henry Schein, Inc	270
3,165		Herbalife Ltd	146
500	*	Kenneth Cole Productions, Inc (Class A)	6
400	*	KRATON Polymers LLC	8
1,430	*	K-Swiss, Inc (Class A)	16
901	*	LSB Industries, Inc	12
2,734		Men’s Wearhouse, Inc	50
1,570		Myers Industries, Inc	13
656		Nash Finch Co	22
2,594		Nu Skin Enterprises, Inc (Class A)	65
804	*	Perry Ellis International, Inc	16
93		Schiff Nutrition International, Inc	1
913	*	School Specialty, Inc	17
1,382		Spartan Stores, Inc	19
889	*	Synutra International, Inc	14
31,269		Sysco Corp	893
1,886		Tractor Supply Co	115
2,508	*	United Natural Foods, Inc	75
1,202	*	United Stationers, Inc	65
977	*	Volcom, Inc	18
1,145		Zep, Inc	20

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,751

		TOTAL COMMON STOCKS (Cost $567,065)	619,514

RIGHTS / WARRANTS - 0.0%
OIL AND GAS EXTRACTION - 0.0%
419	m	Zion Oil & Gas, Inc	0	^

		TOTAL OIL AND GAS EXTRACTION	0	^

		TOTAL RIGHTS / WARRANTS (Cost $0^)	0	^

		TOTAL INVESTMENTS - 99.9% (Cost $567,065)	619,514
		OTHER ASSETS & LIABILITIES, NET - 0.1%	834

		NET ASSETS - 100.0%	$620,348

*	Non-income producing.

^	Amount represents less than $1,000.

b	In bankruptcy

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which contractowners may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal half–year end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: August 24, 2010	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 24, 2010	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer (principal executive officer)

Date: August 24, 2010	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer